FEDERATED SECURITIES CORP.
---------------------------------------------
Distributor

FEDERATED INVESTORS TOWER

PITTSBURGH, PA 15222-3779
Cusip 23321N202
2091602 (10/95)

                                             DG
                                             EQUITY FUND

                                             -----------------------------------
                                             SEMI-ANNUAL REPORT

                                             A Diversified Portfolio of
                                             DG Investor Series,
                                             an Open-End Management
                                             Investment Company

                                                  [LOGO]Deposit Guaranty
                                                  National Bank
                                                  Jackson, MS
                                                  Investment Adviser

                                                  [LOGO]Commercial
                                                  National Bank
                                                  Shreveport, LA
                                                  Sub-Adviser
                                             AUGUST 31, 1995
                                             -----------------------------------

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for DG Equity Fund. This report covers activity in the fund over the six-month period ended August 31, 1995.

The report begins with an investment review, in which the portfolio manager discusses economic and market developments as well as fund strategy. Following the investment review is a complete list of fund holdings and its financial statements.

During the six-month period ended August 31, 1995, the fund's portfolio of high-quality stocks rewarded shareholders with strong performance. Dividends paid to shareholders during the period totaled $0.09 per share, while its net asset value increased from $11.41 on the first day of the period to $12.85 on the last day of the period. Through its dividends and growth in share price, the fund delivered a solid total return of 13.45% based on net asset value (9.52% taking into account the sales charge).* At the end of the reporting period, net assets stood at more than $355 million.

Thank you for participating in DG Equity Fund. We will continue to keep you up-to-date on your investment and provide your account with the highest level of personal service.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President
October 15, 1995

* Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

The first half of the DG Equity Fund's 1995 fiscal year has proven to be very rewarding for investors. Reflecting most of the remarkable strength exhibited by the broad market indicators for the period, the fund generated a total return of 13.45% based on net asset value for the six-month period ended August 31, 1995.* For the latest twelve month period--which would include last fiscal year's second half and the current fiscal year's first half experiences--the fund generated an impressive total return of 22.46% based on net asset value (18.18% taking into account the sales charge)* or approximately 1% more than that of our benchmark, the Standard & Poor's 500 Composite Stock Index.** For the period from August 3, 1992 (date of initial public investment) to August 31, 1995, the fund generated a total return of 37.16% based on net asset value (32.39% taking into account the sales charge).*

For the most part, we believe our latest successes mirror favorable interest trends--almost always a positive for growth-style issues--diminishing inflation related concerns, and investor expectations of average or better earnings growth for the companies comprising our portfolio. It is our contention that the expected slowing of overall economic growth rates, over the near term, will not be felt as dramatically by our growth stock portfolio as would the experiences of the more economically sensitive value stock portfolios. However, this well-worn notion remains to be re-tested over this unique economic cycle.

We will continue to take advantage of market unpredictability by applying our large-cap growth management style consistently and without fail. By doing so, we believe most major equity management pitfalls can be avoided. We firmly believe stock price follows earnings growth. Therefore, in our opinion, the best equity investment for the long-term is a well-diversified portfolio of stocks in which company earnings can reasonably be expected to grow rapidly and relatively consistently. Coupled with our unique very high quality issue requirements, a portfolio such as ours offers considerable long-term equity investment potential for the discerning investor.

 * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** This index is unmanaged.


DG EQUITY FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                   VALUE
-----------         -----------------------------------------------------------------   ------------
COMMON STOCKS--91.8%
-------------------------------------------------------------------------------------
                    BUSINESS EQUIPMENT AND SERVICES--8.0%
                    -----------------------------------------------------------------
    150,000         Automatic Data Processing, Inc.                                     $  9,750,000
                    -----------------------------------------------------------------
    150,000         Donnelley (R.R.) & Sons Co.                                            5,700,000
                    -----------------------------------------------------------------
    100,000         Dun & Bradstreet Corp.                                                 5,787,500
                    -----------------------------------------------------------------
    180,000         Pitney Bowes, Inc.                                                     7,312,500
                    -----------------------------------------------------------------   ------------
                    Total                                                                 28,550,000
                    -----------------------------------------------------------------   ------------
                    CAPITAL GOODS--7.1%
                    -----------------------------------------------------------------
    100,000         Dover Corp.                                                            7,975,000
                    -----------------------------------------------------------------
    135,000         General Electric Co.                                                   7,948,125
                    -----------------------------------------------------------------
    150,000         PPG Industries, Inc.                                                   6,412,500
                    -----------------------------------------------------------------
     50,000         Tyco International, LTD                                                2,956,250
                    -----------------------------------------------------------------   ------------
                    Total                                                                 25,291,875
                    -----------------------------------------------------------------   ------------
                    CONSUMER DURABLES--0.8%
                    -----------------------------------------------------------------
     50,000         Whirlpool Corp.                                                        2,725,000
                    -----------------------------------------------------------------   ------------
                    CONSUMER NON-DURABLES--19.6%
                    -----------------------------------------------------------------
    145,000         Coca-Cola Co.                                                          9,316,250
                    -----------------------------------------------------------------
     60,000         Eastman Kodak Co.                                                      3,457,500
                    -----------------------------------------------------------------
    110,000         Heinz (H.J.) Co.                                                       4,661,250
                    -----------------------------------------------------------------
    220,000         International Flavors & Fragrances                                    10,532,500
                    -----------------------------------------------------------------
    200,000         PepsiCo., Inc.                                                         9,050,000
                    -----------------------------------------------------------------
     80,000         Philip Morris Cos., Inc.                                               5,970,000
                    -----------------------------------------------------------------
    120,000         Proctor & Gamble Co.                                                   8,325,000
                    -----------------------------------------------------------------
    140,000         Quaker Oats Co.                                                        4,865,000
                    -----------------------------------------------------------------
    200,000         Sara Lee Corp.                                                         5,550,000
                    -----------------------------------------------------------------



DG EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                   VALUE
-----------         -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                    CONSUMER NON-DURABLES--CONTINUED
                    -----------------------------------------------------------------
    140,000         Sysco Corp.                                                         $  4,025,000
                    -----------------------------------------------------------------
     90,000         Tambrands, Inc.                                                        4,038,750
                    -----------------------------------------------------------------   ------------
                    Total                                                                 69,791,250
                    -----------------------------------------------------------------   ------------
                    CONSUMER SERVICES--3.2%
                    -----------------------------------------------------------------
    200,000         Disney (Walt) Co.                                                     11,225,000
                    -----------------------------------------------------------------   ------------
                    ENERGY--2.9%
                    -----------------------------------------------------------------
     60,000         Amoco Corp.                                                            3,825,000
                    -----------------------------------------------------------------
     90,000         Chevron Corp.                                                          4,353,750
                    -----------------------------------------------------------------
     35,400         Schlumberger, Ltd.                                                     2,283,300
                    -----------------------------------------------------------------   ------------
                    Total                                                                 10,462,050
                    -----------------------------------------------------------------   ------------
                    HEALTHCARE--15.8%
                    -----------------------------------------------------------------
    180,000         Abbott Laboratories                                                    6,975,000
                    -----------------------------------------------------------------
    120,000         Bristol-Myers Squibb Co.                                               8,235,000
                    -----------------------------------------------------------------
     70,000         Hillenbrand Industries, Inc.                                           2,073,750
                    -----------------------------------------------------------------
    120,000         Johnson & Johnson                                                      8,280,000
                    -----------------------------------------------------------------
    100,000         Medtronic, Inc.                                                        9,437,500
                    -----------------------------------------------------------------
    120,000         Merck & Co., Inc.                                                      5,985,000
                    -----------------------------------------------------------------
    170,000         Pfizer, Inc.                                                           8,393,750
                    -----------------------------------------------------------------
    100,000         Schering Plough, Inc.                                                  4,662,500
                    -----------------------------------------------------------------
     30,000         U.S. Healthcare, Inc.                                                    960,000
                    -----------------------------------------------------------------
     30,000         United Healthcare Corp.                                                1,267,500
                    -----------------------------------------------------------------   ------------
                    Total                                                                 56,270,000
                    -----------------------------------------------------------------   ------------
                    RAW MATERIALS--3.3%
                    -----------------------------------------------------------------
     75,000         Great Lakes Chemical Corp.                                             4,959,375
                    -----------------------------------------------------------------
     90,000         Lubrizol Corp.                                                         2,790,000
                    -----------------------------------------------------------------
    120,000         Morton International, Inc.                                             3,900,000
                    -----------------------------------------------------------------   ------------
                    Total                                                                 11,649,375
                    -----------------------------------------------------------------   ------------



DG EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                   VALUE
-----------         -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                    RETAIL--10.8%
                    -----------------------------------------------------------------
    180,000         Albertsons, Inc.                                                    $  5,737,500
                    -----------------------------------------------------------------
    150,000         Home Depot, Inc.                                                       5,981,250
                    -----------------------------------------------------------------
    300,000         McDonald's Corp.                                                      10,950,000
                    -----------------------------------------------------------------
    240,000         Wal-Mart Stores, Inc.                                                  5,910,000
                    -----------------------------------------------------------------
    400,000         Walgreen Co.                                                           9,800,000
                    -----------------------------------------------------------------   ------------
                    Total                                                                 38,378,750
                    -----------------------------------------------------------------   ------------
                    TECHNOLOGY--16.9%
                    -----------------------------------------------------------------
    120,000         AMP, Inc.                                                              4,875,000
                    -----------------------------------------------------------------
     85,000         Boeing Co.                                                             5,418,750
                    -----------------------------------------------------------------
    200,000       * Compaq Computer Corp.                                                  9,550,000
                    -----------------------------------------------------------------
    130,000       * Digital Equipment Corp.                                                5,427,500
                    -----------------------------------------------------------------
    170,000         Hewlett-Packard Co.                                                   13,600,000
                    -----------------------------------------------------------------
     80,000         International Business Machines Corp.                                  8,270,000
                    -----------------------------------------------------------------
    120,000         Motorola, Inc.                                                         8,970,000
                    -----------------------------------------------------------------
     50,000         Raytheon Co.                                                           4,043,750
                    -----------------------------------------------------------------   ------------
                    Total                                                                 60,155,000
                    -----------------------------------------------------------------   ------------
                    UTILITIES--3.4%
                    -----------------------------------------------------------------
    100,000         AT&T Corp.                                                             5,650,000
                    -----------------------------------------------------------------
     35,000         BellSouth Corp.                                                        2,406,250
                    -----------------------------------------------------------------
     80,000         Central & Southwest Corp.                                              1,960,000
                    -----------------------------------------------------------------
     40,000         Southwestern Bell Corp.                                                2,025,000
                    -----------------------------------------------------------------   ------------
                    Total                                                                 12,041,250
                    -----------------------------------------------------------------   ------------
                    TOTAL COMMON STOCKS (IDENTIFIED COST $267,341,882)                   326,539,550
                    -----------------------------------------------------------------   ------------



DG EQUITY FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                   VALUE
-----------         -----------------------------------------------------------------   ------------
**REPURCHASE AGREEMENT--6.8%
-------------------------------------------------------------------------------------
$24,252,423         Cantor Fitzgerald Securities Corp., 5.85%, dated 8/31/1995,
                    due 9/1/1995 (at amortized cost)                                    $ 24,252,423
                    -----------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS (IDENTIFIED COST $291,594,305)                    $350,791,973+
                    -----------------------------------------------------------------   ------------


 * Non-income producing securities.

** The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

 + The cost of investments for federal tax purposes amounts to $291,594,305. The net unrealized appreciation of investments on a federal tax cost basis amounts to $59,197,668, which is comprised of $64,368,729 appreciation and $5,171,061 depreciation at August 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($355,839,136) at August 31, 1995.

(See Notes which are an integral part of the Financial Statements)


DG EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $291,594,305)    $350,791,973
--------------------------------------------------------------------------------
Income receivable                                                                        761,666
--------------------------------------------------------------------------------
Receivable for investments sold                                                        8,990,346
--------------------------------------------------------------------------------
Receivable for shares sold                                                                64,715
--------------------------------------------------------------------------------
Deferred expenses                                                                         24,224
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    360,632,924
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                     $4,669,130
-------------------------------------------------------------------
Payable for shares redeemed                                              108,791
-------------------------------------------------------------------
Accrued expenses                                                          15,867
-------------------------------------------------------------------   ----------
     Total liabilities                                                                 4,793,788
--------------------------------------------------------------------------------    ------------
NET ASSETS for 27,694,850 shares outstanding                                        $355,839,136
--------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $291,617,044
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            59,197,668
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                                           4,459,121
--------------------------------------------------------------------------------
Undistributed net investment income                                                      565,303
--------------------------------------------------------------------------------    ------------
     Total Net Assets                                                               $355,839,136
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price, and Redemption Proceeds Per Share:
--------------------------------------------------------------------------------
Net Asset Value Per Share ($355,839,136 / 27,694,850 shares outstanding)                  $12.85
--------------------------------------------------------------------------------    ------------
Offering Price Per Share (100/96.50 of $12.85)*                                           $13.32
--------------------------------------------------------------------------------    ------------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


DG EQUITY FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Dividends                                                                            $ 3,027,155
---------------------------------------------------------------------------------
Interest                                                                                 769,565
---------------------------------------------------------------------------------    -----------
     Total income                                                                      3,796,720
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                $1,216,252
--------------------------------------------------------------------
Administrative personnel and services fee                                 195,258
--------------------------------------------------------------------
Custodian fees                                                             17,582
--------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   18,249
--------------------------------------------------------------------
Directors'/Trustees' fees                                                   1,985
--------------------------------------------------------------------
Auditing fees                                                               6,072
--------------------------------------------------------------------
Legal fees                                                                    929
--------------------------------------------------------------------
Portfolio accounting fees                                                  34,322
--------------------------------------------------------------------
Share registration costs                                                   12,369
--------------------------------------------------------------------
Printing and postage                                                        6,033
--------------------------------------------------------------------
Insurance premiums                                                          3,520
--------------------------------------------------------------------
Miscellaneous                                                               5,045
--------------------------------------------------------------------   ----------
     Total expenses                                                                    1,517,616
---------------------------------------------------------------------------------    -----------
          Net investment income                                                        2,279,104
---------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------
Net realized gain on investments                                                       4,546,151
---------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                  32,862,664
---------------------------------------------------------------------------------    -----------
     Net realized and unrealized gain on investments                                  37,408,815
---------------------------------------------------------------------------------    -----------
          Change in net assets resulting from operations                             $39,687,919
---------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


DG EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                              ENDED
                                                         AUGUST 31, 1995        YEAR ENDED
                                                           (UNAUDITED)       FEBRUARY 28, 1995
                                                         ---------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------
OPERATIONS--
------------------------------------------------------
Net investment income                                     $   2,279,104        $   3,920,459
------------------------------------------------------
Net realized gain (loss) on investments ($4,546,151
  and $2,523,351, respectively, as computed for
federal tax purposes)                                         4,546,151            2,434,655
------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments                                             32,862,664           11,661,159
------------------------------------------------------   --------------        -------------
     Change in net assets resulting from operations          39,687,919           18,016,273
------------------------------------------------------   --------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------
Distributions from net investment income                     (2,331,539)          (3,923,189)
------------------------------------------------------
Distributions from net realized gains                                --           (3,737,081)
------------------------------------------------------   --------------        -------------
     Change in net assets resulting from distributions
     to shareholders                                         (2,331,539)          (7,660,270)
------------------------------------------------------   --------------        -------------
SHARE TRANSACTIONS--
------------------------------------------------------
Proceeds from sale of shares                                 83,261,842           61,047,804
------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                             1,402,234            4,839,980
------------------------------------------------------
Cost of shares redeemed                                     (26,179,244)        (100,448,383)
------------------------------------------------------   --------------        -------------
     Change in net assets resulting from share
     transactions                                            58,484,832          (34,560,599)
------------------------------------------------------   --------------        -------------
          Change in net assets                               95,841,212          (24,204,596)
------------------------------------------------------
NET ASSETS:
------------------------------------------------------
Beginning of period                                         259,997,924          284,202,520
------------------------------------------------------   --------------        -------------
End of period (including undistributed net investment
income of $565,303 and $617,738, respectively)            $ 355,839,136        $ 259,997,924
------------------------------------------------------   --------------        -------------


(See Notes which are an integral part of the Financial Statements)


DG EQUITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      SIX MONTHS
                                                         ENDED
                                                      AUGUST 31,           YEAR ENDED FEBRUARY 28,
                                                         1995          -------------------------------
                                                      (UNAUDITED)       1995        1994       1993(a)
                                                      -----------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.41        $10.87      $10.54       $10.00
---------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------
  Net investment income                                    0.09          0.16        0.14         0.12
---------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                              1.44          0.71        0.38         0.52
---------------------------------------------------    --------        ------      ------      -------
  Total from investment operations                         1.53          0.87        0.52         0.64
---------------------------------------------------    --------        ------      ------      -------
LESS DISTRIBUTIONS
---------------------------------------------------
  Distributions from net investment income                (0.09)        (0.16)      (0.14)       (0.10)
---------------------------------------------------
  Distributions from net realized gain on
  investment transactions                                --             (0.17)      (0.05)       --
---------------------------------------------------    --------        ------      ------      -------
  Total distributions                                     (0.09)        (0.33)      (0.19)       (0.10)
---------------------------------------------------    --------        ------      ------      -------
NET ASSET VALUE, END OF PERIOD                          $ 12.85        $11.41      $10.87       $10.54
---------------------------------------------------    --------        ------      ------      -------
TOTAL RETURN (b)                                          13.45%         8.23%       4.99%        6.40%
---------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------
  Expenses                                                 0.94%*        0.95%       0.96%        0.51%*
---------------------------------------------------
  Net investment income                                    1.41%*        1.54%       1.38%        2.15%*
---------------------------------------------------
  Expense waiver/reimbursement (c)                           --            --        0.01%        0.53%*
---------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------
  Net assets, end of period (000 omitted)              $355,839        $259,998    $284,203    $181,239
---------------------------------------------------
  Portfolio turnover                                          3%            1%          7%          28%
---------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from August 3, 1992 (date of initial public investment) to February 28, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


DG EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

DG Investors Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six diversified portfolios. The financial statements included herein are only those of DG Equity Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.
(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").
     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


DG EQUITY FUND
--------------------------------------------------------------------------------

     Additionally, net capital losses of $88,697 attributable to security transactions incurred after October 31, 1994 are treated as arising on March 1, 1995, the first day of the Fund's current taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                              SIX MONTHS
                                                                ENDED              YEAR ENDED
                                                           AUGUST 31, 1995     FEBRUARY 28, 1995
--------------------------------------------------------   ----------------    ------------------
Shares sold                                                    6,918,577            5,663,505
--------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                           115,735              455,037
--------------------------------------------------------
Shares redeemed                                               (2,116,834)          (9,475,512)
--------------------------------------------------------   --------------      ---------------
  Net change resulting from share transactions                 4,917,478           (3,356,970)
--------------------------------------------------------   --------------      ---------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Deposit Guaranty National Bank, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .75 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and the Trust Division of Commercial National Bank, Commercial National Bank receives an annual fee from the Adviser equal


DG EQUITY FUND
--------------------------------------------------------------------------------

to .25 of 1% of the Fund's average daily net assets. In addition, Trust Division of Commercial National Bank may voluntarily choose to reduce its compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT AND PORTFOLIO ACCOUNTING FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.
FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses ($23,061) were initially borne by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following July 20, 1992 (the date the Fund became effective). For the period ended August 31, 1995, the Fund paid $2,377 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1995, were as follows:

-------------------------------------------------------------------------------
PURCHASES                                                                         $62,744,825
-------------------------------------------------------------------------------   -----------
SALES                                                                             $ 9,477,188
-------------------------------------------------------------------------------   -----------

TRUSTEES                                        OFFICERS
-------------------------------------------------------------------------------
John F. Donahue                          John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                      Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                            J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.                  Richard B. Fisher
Edward C. Gonzales                       Vice President
Peter E. Madden                          John W. McGonigle
Gregor F. Meyer                          Executive Vice President and Secretary
John E. Murray, Jr.                      Charles L. Davis, Jr.
Wesley W. Posvar                         Vice President and Assistant Treasurer
Marjorie P. Smuts                        C. Grant Anderson
                                         Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


FEDERATED SECURITIES CORP.
---------------------------------------------
Distributor

FEDERATED INVESTORS TOWER

PITTSBURGH, PA 15222-3779

Cusip 2332IN301
2091604 (10/95)

                                             DG
                                             GOVERNMENT
                                             INCOME FUND

                                             -----------------------------------
                                             SEMI-ANNUAL REPORT

                                             A Diversified Portfolio of
                                             DG Investor Series,
                                             an Open-End Management
                                             Investment Company

                                                  [LOGO]Deposit Guaranty
                                                  National Bank
                                                  Jackson, MS
                                                  Investment Adviser

                                                  [LOGO]Commercial
                                                  National Bank
                                                  Shreveport, LA
                                                  Sub-Adviser

                                             AUGUST 31, 1995
                                             -----------------------------------

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for DG Government Income Fund. This report covers activity in the fund over the six-month period ended August 31, 1995.

The report begins with an investment review, in which the portfolio manager discusses economic and market developments as well as fund strategy. Following the investment review is a complete list of fund holdings and its financial statements.

As a shareholder in DG Government Income Fund, you are pursuing competitive monthly income with relative safety, through a diversified portfolio of U.S. government securities. At the end of the reporting period, 69.3% of the fund's assets were invested in U.S. Treasury securities, with another 23.2% of assets invested in high-quality corporate bonds. The remainder of the portfolio was invested in a repurchase agreement backed by U.S. government securities.

Dividends paid to shareholders during the six-month period ended August 31, 1995, totaled $0.29 per share. The fund's net asset value increased from $9.47 on the first day of the period to $9.84 on the last day of the period. Through its dividends and growth in share price, the fund delivered a total return of 7.10% based on net asset value (4.99% taking into account the sales charge).* At the end of the reporting period, net assets stood at more than $106 million.

Thank you for participating in DG Government Income Fund. We will continue to keep you up-to-date on your investment and provide your account with the highest level of personal service.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President
October 15, 1995

* Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

The yields on fixed-income securities fell during the six-month period ended August 31, 1995. The corresponding rise in market values of these securities helped investors recoup some of their unrealized losses suffered in 1994. The drop in rates was attributed in part to a rate reduction by the Federal Open Market Committee. Investors continued to hope for a soft landing and a lessening of inflation fears. All maturity ranges participated in this rally as the yield curve continued to flatten.

For the six months ended August 31, 1995, the fund's total return was 7.10% based on net asset value* compared to the Lehman Brothers Government/Corporate Bond Index** total return of 8.16%. We continued to utilize a barbell strategy during this period. Our duration of 4.51 years and average maturity of 8.14 years continue to be shorter than the benchmark.

 * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** This index is unmanaged.


DG GOVERNMENT INCOME FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--23.2%
-----------------------------------------------------------------------------------
                   BANKING--1.6%
                   ----------------------------------------------------------------
$   800,000        Bankers Trust New York Corp., 4.70%, 7/1/1996                      $    790,960
                   ----------------------------------------------------------------
  1,000,000        NationsBank Corp., 5.375%, 4/15/2000                                    954,420
                   ----------------------------------------------------------------   ------------
                   Total                                                                 1,745,380
                   ----------------------------------------------------------------   ------------
                   BUSINESS EQUIPMENT & SERVICE--1.4%
                   ----------------------------------------------------------------
  1,500,000        International Business Machines Corp., 6.375%, 11/1/1997              1,505,340
                   ----------------------------------------------------------------   ------------
                   CONSUMER NON-DURABLES--1.8%
                   ----------------------------------------------------------------
    889,000        Anheuser-Busch Cos. Inc., 6.90%, 10/1/2002                              897,526
                   ----------------------------------------------------------------
  1,000,000        H.J. Heinz Co., 6.75%, 10/15/1999                                     1,010,270
                   ----------------------------------------------------------------   ------------
                   Total                                                                 1,907,796
                   ----------------------------------------------------------------   ------------
                   FINANCIAL SERVICES--2.8%
                   ----------------------------------------------------------------
  1,500,000        Ford Motor Credit Corp., 5.625%, 3/3/1997                             1,490,355
                   ----------------------------------------------------------------
    437,000        General Motors Acceptance Corp., 9.75%,
                   (Callable 5/15/1996 @ 100), 5/15/1999                                   447,303
                   ----------------------------------------------------------------
  1,000,000        Norwest Financial, Inc., 6.25%, 2/15/1997                             1,002,140
                   ----------------------------------------------------------------   ------------
                   Total                                                                 2,939,798
                   ----------------------------------------------------------------   ------------
                   HEALTHCARE--0.9%
                   ----------------------------------------------------------------
  1,000,000        Upjohn Co., 5.875%, 4/15/2000                                           975,960
                   ----------------------------------------------------------------   ------------
                   PHARMACEUTICAL-HEALTH CARE--1.4%
                   ----------------------------------------------------------------
  1,400,000        American Home Products, 7.70%, 2/15/2000                              1,465,114
                   ----------------------------------------------------------------   ------------
                   PRINTING & PUBLISHING--1.4%
                   ----------------------------------------------------------------
  1,500,000        Gannett, Inc., 5.25%, 3/1/1998                                        1,465,050
                   ----------------------------------------------------------------   ------------



DG GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------------------------------
                   RAW MATERIALS--1.3%
                   ----------------------------------------------------------------
$   889,000        DuPont (E.I.) de Nemours & Co., 6.75%, 10/15/2002                  $    896,014
                   ----------------------------------------------------------------
    437,000        DuPont (E.I.) de Nemours & Co., 9.15%, 4/15/2000                        482,142
                   ----------------------------------------------------------------   ------------
                   Total                                                                 1,378,156
                   ----------------------------------------------------------------   ------------
                   RETAIL TRADE--2.0%
                   ----------------------------------------------------------------
    437,000        Sears, Roebuck & Co., 9.00%, 9/15/1996                                  449,695
                   ----------------------------------------------------------------
    437,000        The Limited, Inc., 7.80%, 5/15/2002                                     457,841
                   ----------------------------------------------------------------
  1,200,000        Wal-Mart, Inc., 5.50%, 9/15/97                                        1,185,864
                   ----------------------------------------------------------------   ------------
                   Total                                                                 2,093,400
                   ----------------------------------------------------------------   ------------
                   SHELTER--0.4%
                   ----------------------------------------------------------------
    437,000        Kimberly Clark Corp., 9.125%, 6/1/1997                                  458,299
                   ----------------------------------------------------------------   ------------
                   TECHNOLOGY SERVICES--0.9%
                   ----------------------------------------------------------------
    437,000        Boeing Co., 8.375%, 3/1/1996                                            442,283
                   ----------------------------------------------------------------
    437,000        Texas Instruments, Inc., 9.25%, 6/15/2003                               495,095
                   ----------------------------------------------------------------   ------------
                   Total                                                                   937,378
                   ----------------------------------------------------------------   ------------
                   UTILITIES--7.3%
                   ----------------------------------------------------------------
    437,000        ALLTEL Corp., 10.375%, 4/1/2009                                         464,763
                   ----------------------------------------------------------------
  1,000,000        Alabama Power Co., 6.75%, (Callable 2/1/1998 @ 101.6), 2/1/2003         983,600
                   ----------------------------------------------------------------
  1,500,000        GTE California, Inc., 6.25%, 1/15/1998                                1,494,570
                   ----------------------------------------------------------------
  1,500,000        New England Telephone & Telegraph Co., 6.25%, 12/15/1997              1,496,565
                   ----------------------------------------------------------------
  1,500,000        Northern States Power Co., 5.50%, 2/1/1999                            1,460,115
                   ----------------------------------------------------------------



DG GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   ----------------------------------------------------------------
$ 1,000,000        Pacific Gas and Electric Co., 6.25%, 3/1/2004                      $    963,590
                   ----------------------------------------------------------------
  1,000,000        Southern California Edison Co., 5.625%, 10/1/2002                       934,060
                   ----------------------------------------------------------------   ------------
                   Total                                                                 7,797,263
                   ----------------------------------------------------------------   ------------
                   TOTAL CORPORATE BONDS (IDENTIFIED COST, $24,706,510)                 24,668,934
                   ----------------------------------------------------------------   ------------
GOVERNMENT AGENCIES--5.6%
-----------------------------------------------------------------------------------
                   FEDERAL FARM CREDIT BANK--5.6%
                   ----------------------------------------------------------------
  2,000,000        Federal Farm Credit Bank, 5.70%, 12/1/1995                            2,001,780
                   ----------------------------------------------------------------
  2,000,000        Federal Farm Credit Bank, 5.72%, 2/1/1996                             2,001,180
                   ----------------------------------------------------------------
  2,000,000        Federal Farm Credit Bank, 5.98% 9/1/1995                              2,000,940
                   ----------------------------------------------------------------   ------------
                   TOTAL (IDENTIFIED COST, $6,000,000)                                   6,003,900
                   ----------------------------------------------------------------   ------------
U.S. TREASURY--63.7%
-----------------------------------------------------------------------------------
                   TREASURY BONDS--23.3%
                   ----------------------------------------------------------------
  9,000,000        7.125%, 2/15/2023                                                     9,408,150
                   ----------------------------------------------------------------
  7,000,000        7.50%, 11/15/2016                                                     7,585,900
                   ----------------------------------------------------------------
  7,000,000        7.625%, 11/15/2022                                                    7,749,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                24,743,050
                   ----------------------------------------------------------------   ------------
                   TREASURY NOTES--40.4%
                   ----------------------------------------------------------------
 10,000,000        7.50%, 10/31/1999                                                    10,519,300
                   ----------------------------------------------------------------
  7,000,000        7.875%, 8/15/2001                                                     7,599,130
                   ----------------------------------------------------------------
  8,000,000        8.00%, 1/15/1997                                                      8,234,000
                   ----------------------------------------------------------------
  7,000,000        8.50%, 11/15/1995                                                     7,041,860
                   ----------------------------------------------------------------
  5,000,000        8.50%, 11/15/2000                                                     5,528,400
                   ----------------------------------------------------------------
  4,000,000        9.375%, 4/15/1996                                                     4,088,960
                   ----------------------------------------------------------------   ------------
                   Total                                                                43,011,650
                   ----------------------------------------------------------------   ------------
                   TOTAL U.S. TREASURY (IDENTIFIED COST, $66,113,476)                   67,754,700
                   ----------------------------------------------------------------   ------------



DG GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*REPURCHASE AGREEMENT--7.7%
-----------------------------------------------------------------------------------
$ 8,154,600        Cantor Fitzgerald Securities Corp., 5.82%, dated 8/31/1995,
                   due 9/1/1995 (at amortized cost)                                   $  8,154,600
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST, $104,974,586)                  $106,582,134+
                   ----------------------------------------------------------------   ------------


* The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

+ The cost of investments for federal tax purposes amounts to $104,974,586. The unrealized appreciation of investments on a federal tax basis amounts to $1,607,548, which is composed of $2,937,030 appreciation and $1,329,482 depreciation at August 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($106,317,249) at August 31, 1995.

(See Notes which are an integral part of the Financial Statements)


DG GOVERNMENT INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $104,974,586)    $106,582,134
--------------------------------------------------------------------------------
Cash                                                                                          57
--------------------------------------------------------------------------------
Income receivable                                                                      1,658,486
--------------------------------------------------------------------------------
Receivable for shares sold                                                                94,824
--------------------------------------------------------------------------------
Deferred expenses                                                                         14,821
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    108,350,322
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                     $2,000,000
-------------------------------------------------------------------
Payable for shares redeemed                                                7,279
-------------------------------------------------------------------
Accrued expenses                                                          25,794
-------------------------------------------------------------------   ----------
     Total liabilities                                                                 2,033,073
--------------------------------------------------------------------------------    ------------
NET ASSETS for 10,805,923 shares outstanding                                        $106,317,249
--------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital                                                                     $105,517,730
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                             1,607,548
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                          (1,051,287)
--------------------------------------------------------------------------------
Undistributed net investment income                                                      243,258
--------------------------------------------------------------------------------    ------------
     Total Net Assets                                                               $106,317,249
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------
Net Asset Value Per Share ($106,317,249 / 10,805,923 shares outstanding)                   $9.84
--------------------------------------------------------------------------------    ------------
Offering Price Per Share (100/98.00 of $9.84)*                                            $10.04
--------------------------------------------------------------------------------    ------------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


DG GOVERNMENT INCOME FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------
Interest                                                                            $ 4,313,738
--------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------
Investment advisory fee                                                $ 379,464
--------------------------------------------------------------------
Administrative personnel and services fees                                76,493
--------------------------------------------------------------------
Custodian fees                                                             9,384
--------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                  15,824
--------------------------------------------------------------------
Directors'/Trustees' fees                                                  1,840
--------------------------------------------------------------------
Auditing fees                                                              6,256
--------------------------------------------------------------------
Legal fees                                                                 1,288
--------------------------------------------------------------------
Portfolio accounting fees                                                 28,888
--------------------------------------------------------------------
Share registration costs                                                   8,648
--------------------------------------------------------------------
Printing and postage                                                       6,992
--------------------------------------------------------------------
Insurance premiums                                                         2,760
--------------------------------------------------------------------
Miscellaneous                                                              3,128
--------------------------------------------------------------------   ---------
     Total expenses                                                      540,965
--------------------------------------------------------------------
Deduct--waiver of investment advisory fee                                 63,244
--------------------------------------------------------------------   ---------
     Net expenses                                                                       477,721
--------------------------------------------------------------------------------    -----------
          Net investment income                                                       3,836,017
--------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------
Net realized gain on investments                                                      1,311,871
--------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                  4,471,873
--------------------------------------------------------------------------------    -----------
     Net realized and unrealized gain on investments                                  5,783,744
--------------------------------------------------------------------------------    -----------
          Change in net assets resulting from operations                            $ 9,619,761
--------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


DG GOVERNMENT INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED
                                                      AUGUST 31, 1995          YEAR ENDED
                                                        (UNAUDITED)         FEBRUARY 28, 1995
                                                      ----------------     -------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------
OPERATIONS--
---------------------------------------------------
Net investment income                                  $    3,836,017         $   8,944,197
---------------------------------------------------
Net realized gain (loss) on investments
  ($1,311,871 and $(181,520), respectively, as
  computed for federal tax purposes)                        1,311,871            (2,301,667)
---------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments                             4,471,873            (2,720,070)
---------------------------------------------------   ----------------     ------------------
     Change in net assets resulting from operations         9,619,761             3,922,460
---------------------------------------------------   ----------------     ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------
Distributions from net investment income                   (3,765,835)           (8,775,580)
---------------------------------------------------   ----------------     ------------------
SHARE TRANSACTIONS--
---------------------------------------------------
Proceeds from sale of shares                               22,104,634           101,532,823
---------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                           1,152,149             3,719,989
---------------------------------------------------
Cost of shares redeemed                                   (91,106,945)          (50,781,330)
---------------------------------------------------   ----------------     ------------------
     Change in net assets resulting from share
     transactions                                         (67,850,162)           54,471,482
---------------------------------------------------   ----------------     ------------------
          Change in net assets                            (61,996,236)           49,618,362
---------------------------------------------------
NET ASSETS:
---------------------------------------------------
Beginning of period                                       168,313,485           118,695,123
---------------------------------------------------   ----------------     ------------------
End of period (including undistributed net
  investment
income of $243,258 and $173,076, respectively)         $  106,317,249         $ 168,313,485
---------------------------------------------------   ----------------     ------------------


(See Notes which are an integral part of the Financial Statements)


DG GOVERNMENT INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS
                                                             ENDED
                                                          AUGUST 31,           YEAR ENDED FEBRUARY 28,
                                                             1995          -------------------------------
                                                          (UNAUDITED)       1995        1994       1993(a)
                                                          -----------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                        $  9.47        $ 9.90      $10.25       $10.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
  Net investment income                                        0.30          0.54        0.55         0.37
-------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                                  0.36         (0.44)      (0.09)        0.25
-------------------------------------------------------    --------        ------      ------      -------
  Total from investment operations                             0.66          0.10        0.46         0.62
-------------------------------------------------------    --------        ------      ------      -------
LESS DISTRIBUTIONS
-------------------------------------------------------
  Distributions from net investment income                    (0.29)        (0.53)      (0.55)       (0.37)
-------------------------------------------------------
  Distributions from net realized gain on investment
  transactions                                                 0.00          0.00       (0.25)        0.00
-------------------------------------------------------
  Distributions in excess of net realized gain on
  investments(d)                                               0.00          0.00       (0.01)        0.00
-------------------------------------------------------    --------        ------      ------      -------
Total distributions                                           (0.29)        (0.53)      (0.81)       (0.37)
-------------------------------------------------------    --------        ------      ------      -------
NET ASSET VALUE, END OF PERIOD                              $  9.84        $ 9.47      $ 9.90       $10.25
-------------------------------------------------------    --------        ------      ------      -------
TOTAL RETURN (b)                                               7.10%         1.20%       4.55%        6.40%
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
  Expenses                                                     0.75%*        0.68%       0.70%        0.50%*
-------------------------------------------------------
  Net investment income                                        6.05%*        5.79%       5.34%        6.45%*
-------------------------------------------------------
  Expense waiver/reimbursement (c)                             0.10%*        0.15%       0.19%        0.41%*
-------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
  Net assets, end of period (000 omitted)                  $106,317        $168,313    $118,695    $111,435
-------------------------------------------------------
  Portfolio turnover                                             14%           31%         49%          78%
-------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from August 3, 1992 (date of initial public investment) to February 28, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) This distribution does not represent a return of capital for federal tax purposes.

(See Notes which are an integral part of the Financial Statements)


DG GOVERNMENT INCOME FUND

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

DG Investor Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six diversified portfolios. The financial statements included herein are only those of DG Government Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


DG GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

     At February 28, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $181,520, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

                    EXPIRATION YEAR           EXPIRATION AMOUNT
                    ---------------           -----------------
                        2003                      $ 181,520


     Additionally, net capital losses of $2,181,240 attributable to security transactions incurred after October 31, 1994 are treated as arising on March 1, 1995, the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                         SIX MONTHS
                                                           ENDED                 YEAR ENDED
                                                      AUGUST 31, 1995        FEBRUARY 28, 1995
---------------------------------------------------   ----------------       ------------------
Shares sold                                                 2,275,017              10,805,072
---------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                        119,331                 397,343
---------------------------------------------------
Shares redeemed                                            (9,361,142)             (5,423,669)
---------------------------------------------------    --------------         ---------------
  Net change resulting from share transactions             (6,966,794)             (5,778,746)
---------------------------------------------------    --------------         ---------------



DG GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Deposit Guaranty National Bank, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .60 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and the Trust Division of Commercial National Bank, Commercial National Bank receives an annual fee from the Adviser equal to .25 of 1% of the Fund's average daily net assets. In addition, Trust Division of Commercial National Bank may voluntarily choose to reduce its compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT AND PORTFOLIO ACCOUNTING FEES--Federated Services Company ("Fserv") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses ($21,681) were initially borne by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following July 20, 1992 (the date the Fund became effective). For the period ended August 31, 1995, the Fund paid $2,224 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1995 were as follows:

-------------------------------------------------------------------------------
PURCHASES                                                                         $17,030,000
-------------------------------------------------------------------------------   -----------
SALES                                                                             $77,736,000
-------------------------------------------------------------------------------   -----------

TRUSTEES                                   OFFICERS
-----------------------------------------------------------------------------
John F. Donahue                            John F. Donahue
Thomas G. Bigley                           Chairman
John T. Conroy, Jr.                        Edward C. Gonzales
William J. Copeland                        President and Treasurer
James E. Dowd                              J. Christopher Donahue
Lawrence D. Ellis, M.D.                    Executive Vice President
Edward L. Flaherty, Jr.                    Richard B. Fisher
Edward C. Gonzales                         Vice President
Peter E. Madden                            John W. McGonigle
Gregor F. Meyer                            Executive Vice President and
John E. Murray, Jr.                        Secretary
Wesley W. Posvar                           Charles L. Davis, Jr.
Marjorie P. Smuts                          Vice President and Assistant
                                           Treasurer
                                           C. Grant Anderson
                                           Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



FEDERATED SECURITIES CORP.
---------------------------------------------
Distributor

FEDERATED INVESTORS TOWER

PITTSBURGH, PA 15222-3779
Cusip 23321N400
2091603 (10/95)

                                             DG
                                             LIMITED TERM
                                             GOVERNMENT
                                             INCOME FUND

                                             -----------------------------------
                                             SEMI-ANNUAL REPORT

                                             A Diversified Portfolio of
                                             DG Investor Series,
                                             an Open-End Management
                                             Investment Company

                                                  [LOGO]Deposit Guaranty
                                                  National Bank
                                                  Jackson, MS
                                                  Investment Adviser

                                                  [LOGO]Commercial
                                                  National Bank
                                                  Shreveport, LA
                                                  Sub-Adviser
                                             AUGUST 31, 1995
                                             -----------------------------------

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for DG Limited Term Government Income Fund. This report covers activity in the fund over the six-month period ended August 31, 1995.

The report begins with an investment review, in which the portfolio manager discusses economic and market developments as well as fund strategy. Following the investment review is a complete list of fund holdings and its financial statements.

As a shareholder in DG Limited Term Government Income Fund, you are pursuing competitive monthly income with relative safety. The fund invests primarily in a diversified portfolio of U.S. government and corporate bonds. At the end of the reporting period, 72.6% of the fund's assets were invested in U.S. Treasury obligations, with another 22.5% of assets invested in corporate bonds. The remainder of the portfolio was invested in a repurchase agreement backed by U.S. government securities.

During the six-month period ended August 31, 1995, the fund paid dividends of $0.26 per share. The fund's net asset value increased from $9.65 on the first day of the period to $9.80 on the last day of the period. Through its dividends and growth in share price, the fund delivered a total return of 4.30% based on net asset value (2.18% taking into account the sales charge).* At the end of the period, net assets stood at $94 million.

Thank you for participating in DG Limited Term Government Income Fund. We will continue to keep you up-to-date on your investment and provide your account with the highest level of personal service.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President
October 15, 1995

*Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

The yields on fixed-income securities fell during the six-month period ended August 31, 1995. The corresponding rise in market values of these securities helped investors recoup some of their unrealized losses suffered in 1994. The drop in rates was attributed in part to a rate reduction by the Federal Open Market Committee. Investors continued to hope for a soft landing and a lessening of inflation fears. All maturity ranges participated in this rally as the yield curve continued to flatten.

For the six months ended August 31, 1995, the fund's total rate of return was 4.30% based on net asset value* compared to the Merrill Lynch 1-3 Year Treasury Index** total return of 4.83%. The fund's duration of 1.46 years and average maturity of 1.62 years were reduced during the period. U.S. Treasury securities continue to hold a majority position in the fund. Corporate securities may be utilized more in the future as spreads to Treasuries have widened, providing a more adequate return for the additional risk.

 * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** This index is unmanaged.


DG LIMITED TERM GOVERNMENT INCOME FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                   VALUE
----------         ------------------------------------------------------------------   -----------
CORPORATE BONDS--22.5%
-------------------------------------------------------------------------------------
                   BANKING--2.8%
                   ------------------------------------------------------------------
$1,200,000         Bankers Trust New York Corp., 4.70%, 7/1/1996                        $ 1,186,440
                   ------------------------------------------------------------------
 1,500,000         NationsBank Corp., 5.375%, 12/1/1995                                   1,498,950
                   ------------------------------------------------------------------   -----------
                   Total                                                                  2,685,390
                   ------------------------------------------------------------------   -----------
                   BUSINESS EQUIPMENT & SERVICES--1.1%
                   ------------------------------------------------------------------
 1,000,000         International Business Machines Corp., 6.375%, 11/1/1997               1,003,560
                   ------------------------------------------------------------------   -----------
                   CAPITAL GOODS--1.6%
                   ------------------------------------------------------------------
 1,500,000         General Electric Capital Corp., 5.25%, 11/15/1995                      1,498,605
                   ------------------------------------------------------------------   -----------
                   CONSUMER NON-DURABLES--2.3%
                   ------------------------------------------------------------------
 1,447,000         Kellogg Co., 5.90%, 7/15/1997                                          1,440,575
                   ------------------------------------------------------------------
   725,000         Philip Morris Cos. Inc., 7.50%, 3/15/1997                                739,123
                   ------------------------------------------------------------------   -----------
                   Total                                                                  2,179,698
                   ------------------------------------------------------------------   -----------
                   FINANCIAL SERVICES--3.6%
                   ------------------------------------------------------------------
   905,000         American General Finance Corp., 7.15%, 5/15/1997                         919,199
                   ------------------------------------------------------------------
 1,500,000         Ford Motor Credit Corp., 5.625%, 3/3/1997                              1,490,356
                   ------------------------------------------------------------------
 1,000,000         Norwest Financial, Inc., 6.25%, 2/15/1997                              1,002,140
                   ------------------------------------------------------------------   -----------
                   Total                                                                  3,411,695
                   ------------------------------------------------------------------   -----------
                   HEALTHCARE--1.3%
                   ------------------------------------------------------------------
 1,250,000         Upjohn Co., 5.875%, 4/15/2000                                          1,219,950
                   ------------------------------------------------------------------   -----------
                   PHARMACEUTICALS--1.1%
                   ------------------------------------------------------------------
 1,000,000         American Home Products, 7.70%, 2/15/2000                               1,046,510
                   ------------------------------------------------------------------   -----------
                   POLLUTION CONTROL--0.8%
                   ------------------------------------------------------------------
   723,000         Waste Management, Inc., 6.375%, 7/1/1997                                 725,292
                   ------------------------------------------------------------------   -----------
                   PUBLISHING--1.0%
                   ------------------------------------------------------------------
 1,000,000         Gannett, Inc., 5.25%, 3/1/1998                                           976,700
                   ------------------------------------------------------------------   -----------



DG LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                   VALUE
----------         ------------------------------------------------------------------   -----------
CORPORATE BONDS--CONTINUED
-------------------------------------------------------------------------------------
                   RETAIL TRADE--1.2%
                   ------------------------------------------------------------------
$1,136,000         Wal-Mart Stores Inc., 5.50%, 9/15/1997                               $ 1,122,618
                   ------------------------------------------------------------------   -----------
                   UTILITIES--5.7%
                   ------------------------------------------------------------------
 1,000,000         GTE California, Inc., 6.25%, 1/15/1998                                   996,380
                   ------------------------------------------------------------------
 1,000,000         New England Telephone & Telegraph Co., 6.25%, 12/15/1997                 997,710
                   ------------------------------------------------------------------
 1,500,000         Northern States Power Co., 5.50%, 2/1/1999                             1,460,115
                   ------------------------------------------------------------------
 1,000,000         Pacific Gas & Electric Co., 5.375%, 8/1/1998                             972,680
                   ------------------------------------------------------------------
 1,000,000         Southern California Edison Co., 5.60%, 12/15/1998                        976,300
                   ------------------------------------------------------------------   -----------
                   Total                                                                  5,403,185
                   ------------------------------------------------------------------   -----------
                   TOTAL CORPORATE BONDS (IDENTIFIED COST $24,254,235)                   21,273,203
                   ------------------------------------------------------------------   -----------
GOVERNMENT AGENCIES--8.5%
-------------------------------------------------------------------------------------
 2,000,000         Federal Farm Credit Bank, 5.73%, 11/1/1995                             2,001,460
                   ------------------------------------------------------------------
 2,000,000         Federal Farm Credit Bank, 5.73%, 3/1/1996                              2,001,920
                   ------------------------------------------------------------------
 2,000,000         Federal Farm Credit Bank, 5.98%, 9/1/1995                              2,000,940
                   ------------------------------------------------------------------
 2,000,000         Federal Home Loan Bank, 6.23%, 4/24/1996                               2,007,860
                   ------------------------------------------------------------------   -----------
                   TOTAL GOVERNMENT OBLIGATIONS (IDENTIFIED COST $7,998,120)              8,012,180
                   ------------------------------------------------------------------   -----------
U.S. TREASURY NOTES--64.1%
-------------------------------------------------------------------------------------
 9,000,000         5.125%, 3/31/1998                                                      8,834,130
                   ------------------------------------------------------------------
 2,000,000         5.625%, 6/30/1997                                                      1,993,600
                   ------------------------------------------------------------------
 4,000,000         5.75%, 10/31/1997                                                      3,991,240
                   ------------------------------------------------------------------
 8,000,000         6.25%, 1/31/1997                                                       8,054,400
                   ------------------------------------------------------------------
 7,000,000         6.50%, 4/30/1997                                                       7,076,090
                   ------------------------------------------------------------------
 4,000,000         6.75%, 6/30/1999                                                       4,096,040
                   ------------------------------------------------------------------
 5,000,000         7.375%, 5/15/1996                                                      5,057,450
                   ------------------------------------------------------------------
 5,000,000         7.50%, 1/31/1996                                                       5,038,700
                   ------------------------------------------------------------------
 2,000,000         7.50%, 10/31/1999                                                      2,103,860
                   ------------------------------------------------------------------
 4,000,000         8.00%, 1/15/1997                                                       4,117,000
                   ------------------------------------------------------------------



DG LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                   VALUE
----------         ------------------------------------------------------------------   -----------
U.S. TREASURY NOTES--CONTINUED
-------------------------------------------------------------------------------------
$7,000,000         8.00%, 10/15/1996                                                    $ 7,170,870
                   ------------------------------------------------------------------
 3,000,000         8.50%, 11/15/1995                                                      3,017,940
                   ------------------------------------------------------------------   -----------
                   TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $58,033,355)               60,551,320
                   ------------------------------------------------------------------   -----------
REPURCHASE AGREEMENT--5.5%**
-------------------------------------------------------------------------------------
 5,161,400         Cantor Fitzgerald Securities Corp., 5.82%, dated 8/31/1995, due
                   9/1/1995 (at amortized cost)                                           5,161,400
                   ------------------------------------------------------------------   -----------
                   TOTAL INVESTMENTS (IDENTIFIED COST $95,447,110)                      $94,998,103*
                   ------------------------------------------------------------------   -----------


 * The cost for federal tax purposes amounts to $95,447,110. The net unrealized depreciation of investments on a federal tax basis amounts to $449,007, which is comprised of $504,820 appreciation and $953,827 depreciation at August 31, 1995.

** The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

Note: The categories of investments are shown as a percentage of net assets
      ($94,423,170) at August 31, 1995.

(See Notes which are an integral part of the Financial Statements)


DG LIMITED TERM GOVERNMENT INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Investments in securities, at value (identified and tax cost $95,447,110)           $94,998,103
-------------------------------------------------------------------------------
Cash                                                                                         61
-------------------------------------------------------------------------------
Income receivable                                                                     1,459,926
-------------------------------------------------------------------------------
Receivable for shares sold                                                                5,005
-------------------------------------------------------------------------------
Deferred expenses                                                                        11,975
-------------------------------------------------------------------------------     -----------
     Total assets                                                                    96,475,070
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Payable for investments purchased                                    $2,000,000
------------------------------------------------------------------
Payable for shares redeemed                                              32,301
------------------------------------------------------------------
Accrued expenses                                                         19,599
------------------------------------------------------------------   ----------
     Total liabilities                                                                2,051,900
-------------------------------------------------------------------------------     -----------
NET ASSETS for 9,635,941 shares outstanding                                         $94,423,170
-------------------------------------------------------------------------------     -----------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid-in capital                                                                     $97,117,639
-------------------------------------------------------------------------------
Net unrealized depreciation of investments                                             (449,007)
-------------------------------------------------------------------------------
Accumulated net realized loss on investments                                         (2,409,807)
-------------------------------------------------------------------------------
Undistributed net investment income                                                     164,345
-------------------------------------------------------------------------------     -----------
     Total Net Assets                                                               $94,423,170
-------------------------------------------------------------------------------     -----------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-------------------------------------------------------------------------------
NET ASSET VALUE Per Share ($94,423,170 / 9,635,941 shares outstanding)                    $9.80
-------------------------------------------------------------------------------     -----------
Offering Price Per Share (100/98.00 of $9.80)*                                           $10.00
-------------------------------------------------------------------------------     -----------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


DG LIMITED TERM GOVERNMENT INCOME FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------
Interest                                                                             $2,974,436
--------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------
Investment advisory fee                                                 $291,665
---------------------------------------------------------------------
Administrative personnel and services fee                                 58,625
---------------------------------------------------------------------
Custodian fees                                                             7,544
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                  16,560
---------------------------------------------------------------------
Directors'/Trustees' fees                                                  1,656
---------------------------------------------------------------------
Auditing fees                                                              6,072
---------------------------------------------------------------------
Legal fees                                                                   552
---------------------------------------------------------------------
Portfolio accounting fees                                                 26,312
---------------------------------------------------------------------
Share registration costs                                                   8,464
---------------------------------------------------------------------
Printing and postage                                                       6,072
---------------------------------------------------------------------
Insurance premiums                                                         2,208
---------------------------------------------------------------------
Miscellaneous                                                              4,048
---------------------------------------------------------------------   --------
     Total expenses                                                      429,778
---------------------------------------------------------------------
Deduct-Waiver of investment advisory fee                                  97,222
---------------------------------------------------------------------   --------
     Net expenses                                                                       332,556
--------------------------------------------------------------------------------     ----------
          Net investment income                                                       2,641,880
--------------------------------------------------------------------------------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------
Net realized loss on investments                                                       (566,263)
--------------------------------------------------------------------------------
Net change in unrealized depreciation of investments                                  2,046,678
--------------------------------------------------------------------------------     ----------
     Net realized and unrealized gain on investments                                  1,480,415
--------------------------------------------------------------------------------     ----------
          Change in net assets resulting from operations                             $4,122,295
--------------------------------------------------------------------------------     ----------


(See Notes which are an integral part of the Financial Statements)


DG LIMITED TERM GOVERNMENT INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED
                                                       AUGUST 31, 1995          YEAR ENDED
                                                         (UNAUDITED)        FEBRUARY 28, 1995
                                                      -----------------     ------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------
OPERATIONS--
---------------------------------------------------
Net investment income                                   $   2,641,880          $  5,347,922
---------------------------------------------------
Net realized loss on investments ($566,263 and
1,406,691, respectively, as computed for federal
  tax purposes)                                              (566,263)           (1,068,070)
---------------------------------------------------
Net change in unrealized depreciation of
  investments                                               2,046,678            (1,836,643)
---------------------------------------------------   ---------------          ------------
Change in net assets resulting from operations              4,122,295             2,443,209
---------------------------------------------------   ---------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------
Distributions from net investment income                   (2,571,471)           (5,266,273)
---------------------------------------------------   ---------------          ------------
SHARE TRANSACTIONS--
---------------------------------------------------
Proceeds from sale of shares                               11,252,938            43,863,105
---------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                           1,082,036             2,064,317
---------------------------------------------------
Cost of shares redeemed                                   (15,679,062)          (63,548,352)
---------------------------------------------------   ---------------          ------------
     Change in net assets resulting from share
     transactions                                          (3,344,088)          (17,620,930)
---------------------------------------------------   ---------------          ------------
          Change in net assets                             (1,793,264)          (20,443,994)
---------------------------------------------------
NET ASSETS:
---------------------------------------------------
Beginning of period                                        96,216,434           116,660,428
---------------------------------------------------   ---------------          ------------
End of period (including undistributed net
  investment income of $164,345 and $93,936,
  respectively)                                         $  94,423,170          $ 96,216,434
---------------------------------------------------   ---------------          ------------


(See Notes which are an integral part of the Financial Statements)


DG LIMITED TERM GOVERNMENT INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           SIX MONTHS
                                                              ENDED
                                                           AUGUST 31,          YEAR ENDED FEBRUARY 28,
                                                              1995          ------------------------------
                                                           (UNAUDITED)      1995        1994       1993(a)
                                                           -----------      -----      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                          $9.65         $9.87      $10.07      $10.00
--------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------
  Net investment income                                        0.27          0.49        0.52        0.36
--------------------------------------------------------
  Net realized and unrealized gain (loss) on investments       0.14         (0.23)      (0.17)       0.07
--------------------------------------------------------   --------         -----      ------       -----
  Total from investment operations                             0.41          0.26        0.35        0.43
--------------------------------------------------------   --------         -----      ------       -----
LESS DISTRIBUTIONS
--------------------------------------------------------
  Distributions from net investment income                    (0.26)        (0.48)      (0.52)      (0.36)
--------------------------------------------------------
  Distributions in excess of net investment income             0.00          0.00       (0.03)         --
--------------------------------------------------------   --------         -----      ------       -----

  Total distributions                                         (0.26)        (0.48)      (0.55)      (0.36)
--------------------------------------------------------   --------         -----      ------       -----
NET ASSET VALUE, END OF PERIOD                                $9.80         $9.65      $ 9.87      $10.07
--------------------------------------------------------   --------         -----      ------       -----
TOTAL RETURN (b)                                               4.30%         2.72%       3.52%       4.43%
--------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------
  Expenses                                                     0.69%*        0.63%       0.59%       0.50%*
--------------------------------------------------------
  Net investment income                                        5.49%*        5.00%       5.21%       6.25%*
--------------------------------------------------------
  Expense waiver/reimbursement (c)                             0.20%*        0.25%       0.29%       0.42%*
--------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------
  Net assets, end of period (000 omitted)                   $94,423         $96,216    $116,660    $99,921
--------------------------------------------------------
  Portfolio turnover                                             38%           14%         76%         18%
--------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from August 3, 1992 (date of initial public investment) to February 28, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


DG LIMITED TERM GOVERNMENT INCOME FUND

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

DG Investor Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six diversified portfolios. The financial statements included herein are only those of DG Limited Term Government Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


DG LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

     At February 28, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $1,406,691, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

                  Expiration Year                              Expiration Amount
                       2003                                       $1,406,691


     Additionally, net capital losses of $437,277, attributable to security transactions incurred after October 31, 1994 are treated as arising on March 1, 1995, the Fund's current taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                         SIX MONTHS
                                                            ENDED               YEAR ENDED
                                                       AUGUST 31, 1995       FEBRUARY 28, 1995
----------------------------------------------------   ---------------       -----------------
Shares sold                                                1,155,429              4,530,674
----------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                       111,134                232,522
----------------------------------------------------
Shares redeemed                                           (1,605,773)            (6,604,481)
----------------------------------------------------   -------------         --------------
  Net change resulting from share transactions              (339,210)            (1,841,285)
----------------------------------------------------   -------------         --------------



DG LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Deposit Guaranty National Bank, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .60 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and the Trust Division of Commercial National Bank, Commercial National Bank receives an annual fee from the Adviser equal to .25 of 1% of the Fund's average daily net assets. In addition, Trust Division of Commercial National Bank may voluntarily choose to reduce its compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT AND PORTFOLIO ACCOUNTING FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders.

FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $24,074 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following July 20, 1992 (the date the Fund became effective). For the period ended August 31, 1995, the Fund paid $2,490 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1995 were as follows:

-------------------------------------------------------------------------------
PURCHASES                                                                         $36,267,847
-------------------------------------------------------------------------------   -----------
SALES                                                                             $33,358,512
-------------------------------------------------------------------------------   -----------

TRUSTEES                                        OFFICERS
-------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Edward C. Gonzales
William J. Copeland                             President and Treasurer
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         Richard B. Fisher
Edward C. Gonzales                              Vice President
Peter E. Madden                                 John W. McGonigle
Gregor F. Meyer                                 Executive Vice President and Secretary
John E. Murray, Jr.                             Charles L. Davis, Jr.
Wesley W. Posvar                                Vice President and Assistant Treasurer
Marjorie P. Smuts                               C. Grant Anderson
                                                Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



FEDERATED SECURITIES CORP.
---------------------------------------------
Distributor

FEDERATED INVESTORS TOWER

PITTSBURGH, PA 15222-3779
Cusip 23321N509
3091403 (10/95)

                                             DG
                                             MUNICIPAL
                                             INCOME FUND

                                             -----------------------------------
                                             SEMI-ANNUAL REPORT

                                             A Diversified Portfolio of
                                             DG Investor Series,
                                             an Open-End Management
                                             Investment Company

                                                  [LOGO]Deposit Guaranty
                                                  National Bank
                                                  Jackson, MS
                                                  Investment Adviser

                                                  [LOGO]Commercial
                                                  National Bank
                                                  Shreveport, LA
                                                  Sub-Adviser
                                             AUGUST 31, 1995
                                             -----------------------------------

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for DG Municipal Income Fund. This report covers activity in the fund over the six-month period ended August 31, 1995.

The report begins with an investment review, in which the portfolio manager discusses economic and market developments as well as fund strategy. Following the investment review is a complete list of fund holdings and its financial statements.

DG Municipal Income Fund helps you keep more of what you earn by investing in a diverse portfolio of long-term municipal securities.* As of August 31, 1995, the fund was invested in high-quality securities issued by municipalities across the U.S. The income earned by these securities is free of federal regular income tax.

Tax-free dividends paid to shareholders during the six-month period ended August 31, 1995, totaled $0.24 per share. The fund's net asset value increased from $10.15 on the first day of the period to $10.43 on the last day of the period. Through its dividends and growth in share price, the fund delivered a total return of 5.23% based on net asset value (3.10% taking into account the sales charge).** At the end of the reporting period, net assets stood at more than $43 million.

Thank you for participating in DG Municipal Income Fund. We will continue to keep you up-to-date on your investment and provide your account with the highest level of personal service.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President
October 15, 1995

 * Income may be subject to the federal alternative minimum tax and state and local taxes.

** Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

DG Municipal Income Fund was established in December 1992 to provide investors with the ability to invest in a diversified portfolio of quality long-term municipal issues. The investment objective of the fund is to provide dividend income that is exempt from federal regular income tax.*

Issues purchased by the fund during the last six months consisted largely of general obligations of states, counties and cities. The fund is currently-managed with a ten-year average maturity. This is a change from our last reporting period. We took advantage of higher prices for municipal bonds and shortened the portfolio's average weighted maturity. The fund's investment adviser believes that the value in the market is in higher quality municipal issues and continues to reflect this strategy in the fund's portfolio.

The total rate of return (income plus capital appreciation) for the past six months was 5.23% based on net asset value. For the same period, the 30-day SEC yield was 4.60%.**

The fund's 30-day distribution rate as of August 31, 1995 was 4.69% for shares based on net asset value (4.59% taking into account the sales charge).*** The fund's net assets increased from $41.5 million on February 28, 1995 to $43.4 million as of August 31, 1995.

  * Income may be subject to the federal alternative minimum tax and state and local taxes.

 ** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

*** Distribution rate reflects actual distribution made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price.
DG MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                 CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------   --------------------------------------------------------    --------   -----------
LONG-TERM MUNICIPAL SECURITIES--94.5%
----------------------------------------------------------------------
              ALABAMA--3.5%
              --------------------------------------------------------
$   500,000   Huntsville, AL, 6.00% GO Bonds, 11/1/2012 (Callable
              11/1/2002 @ 102)                                               AA      $   511,980
              --------------------------------------------------------
  1,000,000   Jefferson County, AL, 6.00% Sewer Revenue Bonds
              (Original Issue Discount: 6.30%), 9/1/2013 (Callable
              9/1/2002 @ 102)                                                A1        1,006,210
              --------------------------------------------------------               -----------
              Total                                                                    1,518,190
              --------------------------------------------------------               -----------
              ARIZONA--2.2%
              --------------------------------------------------------
  1,000,000   Phoenix, AZ, 4.90% GO Bonds (Series C), 7/1/2008              AA+          965,730
              --------------------------------------------------------               -----------
              CALIFORNIA--2.4%
              --------------------------------------------------------
  1,000,000   State of California, 5.75% GO UT Bonds, 5/1/2007
              (Callable 5/1/2004 @ 102)                                      A1        1,032,100
              --------------------------------------------------------               -----------
              CONNECTICUT--2.4%
              --------------------------------------------------------
  1,000,000   State of Connecticut, 5.80% GO UT Bonds (Series C),
              8/15/2008 (Callable 8/15/2004 @ 101)                           Aa        1,045,880
              --------------------------------------------------------               -----------
              FLORIDA--6.9%
              --------------------------------------------------------
  1,000,000   Broward County, FL, School District, 5.60% UT Bonds,
              2/15/2007 (Callable 2/15/2003 @ 102)                           AA        1,031,810
              --------------------------------------------------------
  1,000,000   Jacksonville, FL, Electric Authority, 5.50% Refunding
              Revenue Bonds, 10/1/2013                                      Aa1          967,700
              --------------------------------------------------------
  1,000,000   St. Petersburg, FL, Public Utilities, 5.50% Revenue
              Bonds, 10/1/2009                                               Aa          999,940
              --------------------------------------------------------               -----------
              Total                                                                    2,999,450
              --------------------------------------------------------               -----------
              HAWAII--1.2%
              --------------------------------------------------------
    500,000   State of Hawaii, 5.75% GO Bonds, 1/1/2008                      AA          522,905
              --------------------------------------------------------               -----------



DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                 CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------   --------------------------------------------------------    --------   -----------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
              ILLINOIS--4.6%
              --------------------------------------------------------
$   500,000   Du Page County, IL, 5.40% GO Bonds, 1/1/2007                  AAA      $   505,070
              --------------------------------------------------------
  1,000,000   State of Illinois, 5.60% GO UT Bonds, 4/1/2008
              (Callable 4/1/2004 @ 102)                                      Aa        1,009,480
              --------------------------------------------------------
    500,000   State of Illinois, 5.875% GO Bonds, 6/1/2011
              (Callable 6/1/2002 @ 102)                                      Aa          501,470
              --------------------------------------------------------               -----------
              Total                                                                    2,016,020
              --------------------------------------------------------               -----------
              INDIANA--1.2%
              --------------------------------------------------------
    500,000   Indianapolis, IN, 6.00% Local Public Improvement GO
              Bonds, 7/1/2010 (Callable 7/1/2003 @ 102)                      Aa          517,595
              --------------------------------------------------------               -----------
              KENTUCKY--2.2%
              --------------------------------------------------------
  1,000,000   State of Kentucky, Property & Building Commission, 5.00%
              Revenue Refunding Bonds (Project No. 55), 9/1/2009             A           938,610
              --------------------------------------------------------               -----------
              LOUISIANA--1.2%
              --------------------------------------------------------
    500,000   Louisiana Public Facilities Authority, 6.05% Hospital
              Revenue Refunding Bonds (MBIA Insured), 12/1/2008             AAA          515,650
              --------------------------------------------------------               -----------
              MARYLAND--2.4%
              --------------------------------------------------------
  1,000,000   State of Maryland, 5.50% GO UT Bonds (Series BB),
              6/1/2009 (Callable 6/1/2004 @ 102)                            AAA        1,022,930
              --------------------------------------------------------               -----------
              MASSACHUSETTS--3.6%
              --------------------------------------------------------
    450,000   State of Massachusetts, 6.00% GO Bonds (Consolidated
              Loan Series A)/(Capital Guaranty Insured), 6/1/2011           AAA          458,699
              --------------------------------------------------------
  1,000,000   State of Massachusetts, 6.25% GO UT Bonds (Series A),
              7/1/2003                                                       A1        1,094,340
              --------------------------------------------------------               -----------
              Total                                                                    1,553,039
              --------------------------------------------------------               -----------
              MISSISSIPPI--19.4%
              --------------------------------------------------------
  1,000,000   Hinds County, MS, 5.50% GO UT Refunding Bonds (MBIA
              Insured), 3/1/2008                                            AAA        1,022,700
              --------------------------------------------------------
  1,125,000   Jackson, MS, 5.85% GO UT Bonds (MBIA Insured), 5/1/2006
              (Callable 5/1/2002 @ 100)                                     AAA        1,173,375
              --------------------------------------------------------



DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                 CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------   --------------------------------------------------------    --------   -----------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
              MISSISSIPPI--CONTINUED
              --------------------------------------------------------
$   500,000   Jackson, MS, Redevelopment Authority Urban Renewal,
              5.75%, 7/1/2008                                                A       $   507,670
              --------------------------------------------------------
    700,000   Lamar County, MS, 4.85% Pollution Control Revenue Bonds,
              12/1/2006 (Callable 12/1/2003 @ 100)                          Aa3          647,178
              --------------------------------------------------------
  1,000,000   Madison County, MS, 5.10% Refunding School District GO
              Bonds (AMBAC Insured), 6/1/2008                               AAA          974,310
              --------------------------------------------------------
  1,000,000   Mississippi Hospital Equipment & Facilities Authority,
              5.50% Revenue Refunding & Improvement Bonds (AMBAC
              Insured), 5/15/2009                                           AAA          987,600
              --------------------------------------------------------
  1,000,000   State of Mississippi, 5.50% GO UT Bonds (Series A),
              5/1/2000                                                       Aa        1,048,460
              --------------------------------------------------------
  1,000,000   State of Mississippi, 5.90% Capital Improvement GO Bonds
              (Original Issue Discount: 5.95%), 12/15/2008                  AAA        1,081,580
              --------------------------------------------------------
  1,000,000   Tupelo, MS, Public School District, 5.00% GO UT Bonds,
              (AMBAC Insured), 12/1/2007 (Callable 6/1/2004 @ 100)          Aaa          979,300
              --------------------------------------------------------               -----------
              Total                                                                    8,422,173
              --------------------------------------------------------               -----------
              MISSOURI--1.2%
              --------------------------------------------------------
    500,000   State of Missouri Water Pollution Control, 5.25% GO
              Bonds (Series B), 8/1/2008 (Callable 8/1/2008 @ 100)          AAA          504,880
              --------------------------------------------------------               -----------
              MONTANA--2.2%
              --------------------------------------------------------
  1,000,000   State of Montana, 4.875% GO Bonds (Series A), 8/1/2009         Aa          948,110
              --------------------------------------------------------               -----------
              NEVADA--3.4%
              --------------------------------------------------------
    500,000   Las Vegas Valley, NV, 5.75% Water District (MBIA
              Insured), 9/1/2008                                            AAA          508,920
              --------------------------------------------------------
  1,000,000   State of Nevada, 4.90% Refunding Bonds (Project R-5)/
              (Series A), 11/1/2007                                          AA          965,260
              --------------------------------------------------------               -----------
              Total                                                                    1,474,180
              --------------------------------------------------------               -----------
              NEW JERSEY--1.2%
              --------------------------------------------------------
    500,000   State of New Jersey, 5.90% Refunding GO Bonds (Series
              B), 2/15/2008                                                 AA+          525,105
              --------------------------------------------------------               -----------




DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                 CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------   --------------------------------------------------------    --------   -----------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
              NORTH CAROLINA--3.4%
              --------------------------------------------------------
$ 1,000,000   North Carolina Eastern Municipal Power Agency, 5.50%
              Revenue Refunding Bonds (Series C)/(Original Issue
              Discount: 5.70%), 1/1/2007                                     A       $   968,790
              --------------------------------------------------------
    500,000   North Carolina Eastern Municipal Power Agency, 6.125%
              Revenue Refunding Bonds (Series B)/(Original Issue
              Discount: 6.30%), 1/1/2009                                     A           504,255
              --------------------------------------------------------               -----------
              Total                                                                    1,473,045
              --------------------------------------------------------               -----------
              NORTH DAKOTA--1.2%
              --------------------------------------------------------
    500,000   North Dakota Building Authority, 6.00% Revenue Bonds
              (Series A)/(MBIA Insured), 6/1/2010                           AAA          516,335
              --------------------------------------------------------               -----------
              OREGON--2.3%
              --------------------------------------------------------
  1,000,000   Portland, OR, 4.90% GO Bonds, 10/1/2007                       AAA          982,080
              --------------------------------------------------------               -----------
              PENNSYLVANIA--1.1%
              --------------------------------------------------------
    450,000   State of Pennsylvania, 5.875% GO UT Bonds, 12/1/2006           AA          476,122
              --------------------------------------------------------               -----------
              RHODE ISLAND--1.2%
              --------------------------------------------------------
    500,000   Providence, RI, 5.90% GO Bonds, 1/15/2009 (Callable
              1/15/2002 @ 101)                                              AA+          517,210
              --------------------------------------------------------               -----------
              TENNESSEE--4.7%
              --------------------------------------------------------
  1,000,000   Memphis, TN, 4.90% GO Bonds (Series A), 8/1/2006
              (Callable 8/1/2002 @ 101)                                      AA          991,620
              --------------------------------------------------------
  1,000,000   Metropolitan Government Nashville & Davidson County, TN,
              5.70% GO Bonds (Original Issue Discount: 5.80%),
              5/15/2007 (Callable 5/15/2002 @ 102)                           AA        1,040,950
              --------------------------------------------------------               -----------
              Total                                                                    2,032,570
              --------------------------------------------------------               -----------
              TEXAS--8.4%
              --------------------------------------------------------
    500,000   Corpus Christi, TX, 6.00% GO Bonds (Series 1993),
              3/1/2010 (Callable 3/1/2003 @ 100)                            AAA          508,440
              --------------------------------------------------------
    500,000   El Paso, TX, 5.75% Refunding Bonds (Series A), 7/1/2007
              (Callable 7/1/2002 @ 100)                                     AAA          515,315
              --------------------------------------------------------



DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                 CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------   --------------------------------------------------------    --------   -----------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
              TEXAS--CONTINUED
              --------------------------------------------------------
$   500,000   Harris County, TX, 6.20% Flood Control Bonds (Series B),
              10/1/2011 (Callable 10/1/2002 @ 100)                          AA+      $   546,920
              --------------------------------------------------------
    500,000   Houston, TX, 5.90% Water & Sewer Revenue Bonds,
              12/1/2005 (Callable 2/1/2002 @ 102)                           AAA          534,485
              --------------------------------------------------------
  1,000,000   Houston, TX, School District, 5.50% Refunding Bonds,
              8/15/2008                                                     AAA        1,016,050
              --------------------------------------------------------
    500,000   State of Texas Public Finance Authority, 5.90% GO Bonds
              (Original Issue Discount: 6.00%), 10/1/2011 (Callable
              4/1/2005 @ 100)                                                AA          512,840
              --------------------------------------------------------               -----------
              Total                                                                    3,634,050
              --------------------------------------------------------               -----------
              VIRGINIA--3.5%
              --------------------------------------------------------
  1,000,000   Fairfax County, VA, 5.50% Public Improvement, GO UT
              Bonds (Series A), 6/1/2008 (Callable 6/1/2002 @ 102)          AAA        1,020,780
              --------------------------------------------------------
    500,000   State of Virginia, Transportation Board, 6.00% Revenue
              Bonds, 4/1/2010 (Callable 4/1/2002 @ 102)                      AA          513,110
              --------------------------------------------------------               -----------
              Total                                                                    1,533,890
              --------------------------------------------------------               -----------
              WASHINGTON--5.1%
              --------------------------------------------------------
    500,000   King County, WA, 6.00% GO Bonds (Series A), 12/1/2010
              (Callable 12/1/2003 @ 100)                                    AA+          514,345
              --------------------------------------------------------
    500,000   Port of Seattle, WA, 6.25% GO Bonds (Series A),
              11/1/2010 (Callable 11/1/2002 @ 102)                           Aa          517,930
              --------------------------------------------------------
    500,000   State of Washington, 6.25% GO Bonds, 9/1/2009 (Callable
              9/1/2001 @ 100)                                                AA          518,425
              --------------------------------------------------------
    650,000   Tacoma, WA, 6.25% Electric Revenue Bonds (AMBAC
              Insured), 1/1/2011 (Callable 1/1/2002 @ 102)                  AAA          676,013
              --------------------------------------------------------               -----------
              Total                                                                    2,226,713
              --------------------------------------------------------               -----------



DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                   CREDIT
 OR SHARES                                                                RATING*       VALUE
-----------   --------------------------------------------------------    --------   -----------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
              WISCONSIN--2.4%
              --------------------------------------------------------
$   500,000   Green Bay, WI, 6.00% GO Bonds, 4/1/2010                        Aa      $   509,925
              --------------------------------------------------------
    500,000   State of Wisconsin, 6.30% GO Bonds (Series A), 5/1/2012
              (Callable 5/1/2002 @ 100)                                      AA          548,585
              --------------------------------------------------------               -----------
              Total                                                                    1,058,510
              --------------------------------------------------------               -----------
              TOTAL LONG-TERM MUNICIPAL SECURITIES
              (IDENTIFIED COST $40,186,481)                                           40,973,072
              --------------------------------------------------------               -----------
MUTUAL FUND SHARES--4.3%
----------------------------------------------------------------------
    724,346   Dreyfus Tax Exempt Cash Management                                         724,346
              --------------------------------------------------------
  1,146,299   Lehman Municipal Money Market Fund                                       1,146,299
              --------------------------------------------------------               -----------
              TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)                            1,870,645
              --------------------------------------------------------               -----------
              TOTAL INVESTMENTS (IDENTIFIED COST $42,057,126)                        $42,843,717+
              --------------------------------------------------------               -----------


+ The cost of investments for federal tax purposes amounts to $42,057,126. The unrealized appreciation of investments on a federal tax basis amounts to $786,591, which is comprised of $1,029,203 appreciation and $242,612 depreciation at August 31, 1995.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($43,360,593) at August 31, 1995.

The following acronyms are used throughout this portfolio:

AMBAC  -- American Municipal Bond Assurance Corporation
GO     -- General Obligation
MBIA   -- Municipal Bond Investors Assurance
UT     -- Unlimited Tax


(See Notes which are an integral part of the Financial Statements)


DG MUNICIPAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $42,057,126)     $42,843,717
--------------------------------------------------------------------------------
Income receivable                                                                       634,369
--------------------------------------------------------------------------------
Receivable for shares sold                                                               20,000
--------------------------------------------------------------------------------
Deferred expenses                                                                         2,392
--------------------------------------------------------------------------------    -----------
     Total assets                                                                    43,500,478
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for shares redeemed                                             $117,100
---------------------------------------------------------------------
Accrued expenses                                                          22,785
---------------------------------------------------------------------   --------
     Total liabilities                                                                  139,885
--------------------------------------------------------------------------------    -----------
Net Assets for 4,158,637 shares outstanding                                         $43,360,593
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $42,663,128
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              786,591
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                           (113,237)
--------------------------------------------------------------------------------
Undistributed net investment income                                                      24,111
--------------------------------------------------------------------------------    -----------
     Total Net Assets                                                               $43,360,593
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
--------------------------------------------------------------------------------
Net Asset Value Per Share ($43,360,593 / 4,158,637 shares outstanding)                   $10.43
--------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/98.00 of $10.43)*                                          $10.64
--------------------------------------------------------------------------------    -----------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


DG MUNICIPAL INCOME FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $1,151,862
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                  $127,204
----------------------------------------------------------------------
Administrative personnel and services fee                                  25,563
----------------------------------------------------------------------
Custodian fees                                                             11,224
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   13,984
----------------------------------------------------------------------
Directors'/Trustees' fees                                                   1,104
----------------------------------------------------------------------
Auditing fees                                                               6,072
----------------------------------------------------------------------
Legal fees                                                                    920
----------------------------------------------------------------------
Portfolio accounting fees                                                  27,416
----------------------------------------------------------------------
Share registration costs                                                    6,072
----------------------------------------------------------------------
Printing and postage                                                        5,152
----------------------------------------------------------------------
Insurance premiums                                                          1,656
----------------------------------------------------------------------
Miscellaneous                                                               2,576
----------------------------------------------------------------------   --------
     Total expenses                                                       228,943
----------------------------------------------------------------------
     Deduct--waiver of investment advisory fee                             76,305
----------------------------------------------------------------------   --------
       Net expenses                                                                     152,638
---------------------------------------------------------------------------------    ----------
          Net investment income                                                         999,224
---------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------
Net realized loss on investments                                                       (124,714)
---------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                   1,274,294
---------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                  1,149,580
---------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                             $2,148,804
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


DG MUNICIPAL INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED
                                                      AUGUST 31, 1995          YEAR ENDED
                                                        (UNAUDITED)         FEBRUARY 28, 1995
                                                      ----------------     -------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------
OPERATIONS--
---------------------------------------------------
Net investment income                                   $    999,224           $ 1,853,385
---------------------------------------------------
Net realized gain (loss) on investments ($124,714
  net loss and $11,477 net gain, respectively, as
computed for federal tax purposes)                          (124,714)               11,477
---------------------------------------------------
Net change in unrealized appreciation
  (depreciation)
of investments                                             1,274,294            (1,201,336)
---------------------------------------------------   --------------       ----------------
     Change in net assets resulting from operations        2,148,804               663,526
---------------------------------------------------   --------------       ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------
Distributions from net investment income                  (1,000,973)           (1,838,300)
---------------------------------------------------   --------------       ----------------
SHARE TRANSACTIONS--
---------------------------------------------------
Proceeds from sale of shares                               7,455,080            17,562,723
---------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                             11,272                18,007
---------------------------------------------------
Cost of shares redeemed                                   (6,795,733)           (9,298,915)
---------------------------------------------------   --------------       ----------------
     Change in net assets resulting from share
     transactions                                            670,619             8,281,815
---------------------------------------------------   --------------       ----------------
       Change in net assets                                1,818,450             7,107,041
---------------------------------------------------
NET ASSETS:
---------------------------------------------------
Beginning of period                                       41,542,143            34,435,102
---------------------------------------------------   --------------       ----------------
End of period (including undistributed net
  investment income of $24,111 and $25,860,
respectively)                                           $ 43,360,593           $41,542,143
---------------------------------------------------   --------------       ----------------


(See Notes which are an integral part of the Financial Statements)


DG MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    SIX MONTHS
                                                       ENDED
                                                    AUGUST 31,             YEAR ENDED FEBRUARY 28,
                                                       1995           ---------------------------------
                                                    (UNAUDITED)        1995         1994        1993(a)
                                                    -----------       ------       ------       -------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.15         $10.57       $10.51        $10.00
-------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------
  Net investment income                                  0.24           0.49         0.48          0.07
-------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                            0.28          (0.43)        0.08          0.49
-------------------------------------------------    --------         ------       ------       -------
  Total from investment operations                       0.52           0.06         0.56          0.56
-------------------------------------------------    --------         ------       ------       -------
LESS DISTRIBUTIONS
-------------------------------------------------
  Distributions from net investment income              (0.24)         (0.48)       (0.49)        (0.05)
-------------------------------------------------
  Distributions from net realized gain on
  investment transactions                              --               --          (0.01)        --
-------------------------------------------------    --------         ------       ------       -------
  Total distributions                                   (0.24)         (0.48)       (0.50)        (0.05)
-------------------------------------------------    --------         ------       ------       -------
NET ASSET VALUE, END OF PERIOD                        $ 10.43         $10.15       $10.57        $10.51
-------------------------------------------------    --------         ------       ------       -------
TOTAL RETURN (b)                                         5.23%          0.81%        5.34%         5.65%
-------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------
  Expenses                                               0.72%(c)       0.75%        0.74%         0.48%(c)
-------------------------------------------------
  Net investment income                                  4.70%(c)       4.93%        4.60%         4.11%(c)
-------------------------------------------------
  Expense waiver/reimbursement (d)                       0.36%(c)       0.41%        0.67%         1.02%(c)
-------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------
  Net assets, end of period (000 omitted)             $43,361         $41,542      $34,435      $15,644
-------------------------------------------------
  Portfolio turnover                                        8%             9%           9%           93%
-------------------------------------------------


(a) Reflects operations for the period from December 21, 1992 (date of initial public investment) to February 28, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


DG MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

DG Investor Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six diversified portfolios. The financial statements included herein are only those of DG Municipal Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant in determining valuations for normal institutional size trading units of debt securities. The independent pricing service does not rely exclusively on quoted prices. Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering the shares, have been deferred and


DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

     are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                         SIX MONTHS
                                                           ENDED                 YEAR ENDED
                                                      AUGUST 31, 1995        FEBRUARY 28, 1995
---------------------------------------------------   ----------------       ------------------
Shares sold                                                 724,288               1,764,990
---------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                        1,096                   1,825
---------------------------------------------------
Shares redeemed                                            (657,640)               (933,737)
---------------------------------------------------     -----------          --------------
  Net change resulting from share transactions               67,744                 833,078
---------------------------------------------------     -----------          --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Deposit Guaranty National Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .60 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and the Trust Division of Commercial National Bank, Commercial National Bank receives an annual fee from the Adviser equal to .25 of 1% of the Fund's average daily net assets. In addition, Trust Division of Commercial National Bank may voluntarily choose to reduce its compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT AND PORTFOLIO ACCOUNTING FEES--Federated Services Company ("FServ") serves as transfer agent and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders.


DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses ($25,535) were initially borne by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following December 2, 1992 (the date the Fund became effective). For the six months ended August 31, 1995, the Fund paid $1,932 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1995, were as follows:

--------------------------------------------------------------------------------
PURCHASES                                                                          $3,086,480
--------------------------------------------------------------------------------   ----------
SALES                                                                              $3,572,894
--------------------------------------------------------------------------------   ----------

TRUSTEES                               OFFICERS
-----------------------------------------------------------------------------
John F. Donahue                        John F. Donahue
Thomas G. Bigley                       Chairman
John T. Conroy, Jr.                    Edward C. Gonzales
William J. Copeland                    President and Treasurer
James E. Dowd                          J. Christopher Donahue
Lawrence D. Ellis, M.D.                Executive Vice President
Edward L. Flaherty, Jr.                Richard B. Fisher
Edward C. Gonzales                     Vice President
Peter E. Madden                        John W. McGonigle
Gregor F. Meyer                        Executive Vice President and Secretary
John E. Murray, Jr.                    Charles L. Davis, Jr.
Wesley W. Posvar                       Vice President and Assistant Treasurer
Marjorie P. Smuts                      C. Grant Anderson
                                       Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


FEDERATED SECURITIES CORP.
---------------------------------------------
Distributor

FEDERATED INVESTORS TOWER

PITTSBURGH, PA 15222-3779
Cusip 23321N608
G00498-01 (10/95)

                                             DG
                                             OPPORTUNITY
                                             FUND

                                             -----------------------------------
                                             SEMI-ANNUAL REPORT

                                             A Diversified Portfolio of
                                             DG Investor Series,
                                             an Open-End Management
                                             Investment Company

                                                  [LOGO]Deposit Guaranty
                                                  National Bank
                                                  Jackson, MS
                                                  Investment Adviser

                                                  [LOGO]Commercial
                                                  National Bank
                                                  Shreveport, LA
                                                  Sub-Adviser
                                             AUGUST 31, 1995
                                             -----------------------------------

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for DG Opportunity Fund. This report covers activity in the fund over the six-month period ended August 31, 1995.

The report begins with an investment review, in which the portfolio manager discusses economic and market developments as well as fund strategy. Following the investment review is a complete list of fund holdings and its financial statements.

During the six-month period ended August 31, 1995, the fund's portfolio of stocks issued by small, emerging companies rewarded shareholders with strong performance. Capital gains paid to shareholders during the period totaled $0.13 per share, while its net asset value increased from $11.15 on the first day of the period to $13.87 on the last day of the period. Through its gains and growth in share price, the fund delivered a total return of 25.71% based on net asset value (21.36% taking into account the sales charge).* At the end of the reporting period, net assets stood at more than $52 million.

Thank you for participating in DG Opportunity Fund. We will continue to keep you up-to-date on your investment and provide your account with the highest level of personal service.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President
October 15, 1995

* Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

DG Opportunity Fund was established in July 1994 to provide investors with a diversified portfolio of smaller capitalized companies. The investment objective of the fund is to provide capital appreciation.

Stocks purchased by the fund since February 1995 have primarily been smaller capitalization issues. The stock selection has been well diversified with some concentrations being made in the telecommunications, financial, retail, and restaurant sectors. The fund's holdings in the technology sector were reduced. We anticipate more sector rotation during the next six months.
The total rate of return (income plus capital appreciation) for the past six months was 25.71% based on net asset value.* The fund's net assets have increased from $36.7 million as of February 28, 1995 to $52.6 million as of August 31, 1995.

 * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


DG OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                   VALUE
----------         ------------------------------------------------------------------   -----------
COMMON STOCKS--87.02%
-------------------------------------------------------------------------------------
                   BROADCASTING--2.2%
                   ------------------------------------------------------------------
    49,000         New World Communications                                             $ 1,139,250
                   ------------------------------------------------------------------   -----------
                   COMMERCIAL SERVICES--2.1%
                   ------------------------------------------------------------------
    69,600         Actava Group, Inc.                                                     1,104,900
                   ------------------------------------------------------------------   -----------
                   COMMUNICATIONS EQUIPMENT--3.3%
                   ------------------------------------------------------------------
    40,000         Mobile Telecommunications                                              1,230,000
                   ------------------------------------------------------------------
    21,000         Teltrend, Inc.                                                           493,500
                   ------------------------------------------------------------------   -----------
                   Total                                                                  1,723,500
                   ------------------------------------------------------------------   -----------
                   COMPUTER SERVICES--0.02%
                   ------------------------------------------------------------------
       700         Harbinger Corp.                                                           10,150
                   ------------------------------------------------------------------   -----------
                   CONSUMER DURABLES--0.9%
                   ------------------------------------------------------------------
    46,000         River Oaks Furniture, Inc.                                               471,500
                   ------------------------------------------------------------------   -----------
                   ELECTRICAL EQUIPMENT--1.7%
                   ------------------------------------------------------------------
    75,000         Kuhlman Corp.                                                            881,250
                   ------------------------------------------------------------------   -----------
                   ENVIRONMENTAL CONTROL--1.7%
                   ------------------------------------------------------------------
    25,000         Crown Andersen, Inc.                                                     228,125
                   ------------------------------------------------------------------
    35,000         IMCO Recycling, Inc.                                                     708,750
                   ------------------------------------------------------------------   -----------
                   Total                                                                    936,875
                   ------------------------------------------------------------------   -----------
                   FINANCIAL SERVICES--14.9%
                   ------------------------------------------------------------------
    50,000         A.G. Edwards, Inc.                                                     1,218,750
                   ------------------------------------------------------------------
    27,000         Amresco, Inc.                                                            317,250
                   ------------------------------------------------------------------
    45,000         Commercial Bankshares, Inc.                                              708,750
                   ------------------------------------------------------------------
    69,000         Envoy Corp.                                                              724,500
                   ------------------------------------------------------------------
    60,000         Life Bancorp, Inc.                                                       952,500
                   ------------------------------------------------------------------
    59,250         Morgan Keegan, Inc.                                                      681,375
                   ------------------------------------------------------------------
    57,000         PALFED, Inc.                                                             662,625
                   ------------------------------------------------------------------



DG OPPORTUNITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                   VALUE
----------         ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   FINANCIAL SERVICES--CONTINUED
                   ------------------------------------------------------------------
    31,000         Stewart Enterprises, Inc.                                            $   988,125
                   ------------------------------------------------------------------
    33,000         T. Rowe Price & Associates, Inc.                                       1,567,500
                   ------------------------------------------------------------------   -----------
                   Total                                                                  7,821,375
                   ------------------------------------------------------------------   -----------
                   HEALTHCARE--12.6%
                   ------------------------------------------------------------------
    73,000         Clintrials Research, Inc.                                              1,295,750
                   ------------------------------------------------------------------
    26,000         Isolyser, Inc.                                                         1,027,000
                   ------------------------------------------------------------------
    25,000         Keravision, Inc.                                                         275,000
                   ------------------------------------------------------------------
    64,000         Sun Healthcare Group, Inc.                                               936,000
                   ------------------------------------------------------------------
   135,000         Tokos Medical Corp.                                                    1,468,125
                   ------------------------------------------------------------------
    32,000         Vencor, Inc.                                                             948,000
                   ------------------------------------------------------------------
    21,000         Vivra, Inc.                                                              695,625
                   ------------------------------------------------------------------   -----------
                   Total                                                                  6,645,500
                   ------------------------------------------------------------------   -----------
                   HOTELS--3.2%
                   ------------------------------------------------------------------
    92,300         Aztar Corp.                                                              911,463
                   ------------------------------------------------------------------
    38,000         Promus Hotel Corp.                                                       783,750
                   ------------------------------------------------------------------   -----------
                   Total                                                                  1,695,213
                   ------------------------------------------------------------------   -----------
                   INSURANCE--3.8%
                   ------------------------------------------------------------------
    47,000         APPS Dental, Inc.                                                      1,280,750
                   ------------------------------------------------------------------
    37,500         Midland Financial Group, Inc.                                            712,500
                   ------------------------------------------------------------------   -----------
                   Total                                                                  1,993,250
                   ------------------------------------------------------------------   -----------
                   MANUFACTURING--0.4%
                   ------------------------------------------------------------------
     5,000         Computational System, Inc.                                                77,500
                   ------------------------------------------------------------------
     6,000         Quanex Corp.                                                             143,250
                   ------------------------------------------------------------------   -----------
                   Total                                                                    220,750
                   ------------------------------------------------------------------   -----------
                   OIL & GAS--6.1%
                   ------------------------------------------------------------------
    55,000         Belden & Blake Corp.                                                     893,750
                   ------------------------------------------------------------------
    60,000         Comstock Resource, Inc.                                                  281,250
                   ------------------------------------------------------------------



DG OPPORTUNITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                   VALUE
----------         ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   OIL & GAS--CONTINUED
                   ------------------------------------------------------------------
    59,100         Quaker State Corp.                                                   $   886,500
                   ------------------------------------------------------------------
    65,000         Snyder Oil Corp.                                                         853,125
                   ------------------------------------------------------------------
    24,200         Stone Energy Corp.                                                       293,425
                   ------------------------------------------------------------------   -----------
                   Total                                                                  3,208,050
                   ------------------------------------------------------------------   -----------
                   RETAIL--25.0%
                   ------------------------------------------------------------------
    42,000         Apple South, Inc.                                                      1,029,000
                   ------------------------------------------------------------------
   116,000         Cato Corp.                                                               841,000
                   ------------------------------------------------------------------
    24,000         Cutter & Buck, Inc.                                                      189,000
                   ------------------------------------------------------------------
    47,000         Fossil, Inc.                                                             737,313
                   ------------------------------------------------------------------
    38,000         Friedmans, Inc.                                                          883,500
                   ------------------------------------------------------------------
    67,000         Hechinger Co.                                                            360,125
                   ------------------------------------------------------------------
    47,500         Hometown Buffet, Inc.                                                    564,062
                   ------------------------------------------------------------------
    20,000         Insight Enterprises, Inc.                                                382,500
                   ------------------------------------------------------------------
    62,000         Logan's Roadhouse, Inc.                                                  976,500
                   ------------------------------------------------------------------
    18,000         Michaels Stores, Inc.                                                    292,500
                   ------------------------------------------------------------------
    40,700         Morrison Restaurants, Inc.                                               798,737
                   ------------------------------------------------------------------
    35,000         Outback Steakhouse, Inc.                                               1,128,750
                   ------------------------------------------------------------------
    39,000         Papa John's International, Inc.                                        1,560,000
                   ------------------------------------------------------------------
    76,000         Pollo Tropical, Inc.                                                     589,000
                   ------------------------------------------------------------------
    65,000         Sanderson Farms, Inc.                                                    763,750
                   ------------------------------------------------------------------
    60,000         Stein Mart, Inc.                                                         825,000
                   ------------------------------------------------------------------
    95,000         The Good Guys, Inc.                                                    1,199,375
                   ------------------------------------------------------------------   -----------
                   Total                                                                 13,120,112
                   ------------------------------------------------------------------   -----------
                   TECHNOLOGY--1.5%
                   ------------------------------------------------------------------
    40,000         Wholesale Cellular USA, Inc.                                             795,000
                   ------------------------------------------------------------------   -----------



DG OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES OR
PRINCIPAL
  AMOUNT                                                                                   VALUE
----------         ------------------------------------------------------------------   -----------
                   TRANSPORTATION--2.0%
                   ------------------------------------------------------------------
    35,000         KLLM Transportation Services, Inc.                                   $   376,250
                   ------------------------------------------------------------------
    23,000         Valuejet Airlines, Inc.                                                  669,875
                   ------------------------------------------------------------------   -----------
                   Total                                                                  1,046,125
                   ------------------------------------------------------------------   -----------
                   UTILITIES--5.6%
                   ------------------------------------------------------------------
    67,000         Equalnet Holding Corp.                                                 1,147,375
                   ------------------------------------------------------------------
    32,000         MFS Communications, Inc.                                               1,416,000
                   ------------------------------------------------------------------
    24,000         Midcom Communications, Inc.                                              378,000
                   ------------------------------------------------------------------   -----------
                   Total                                                                  2,941,375
                   ------------------------------------------------------------------   -----------
                   TOTAL COMMON STOCKS (IDENTIFIED COST $40,812,274)                     45,754,175
                   ------------------------------------------------------------------   -----------
MUTUAL FUND SHARES--0.2%
-------------------------------------------------------------------------------------
   129,248         Lehman Brothers Installment Funds Group Trust (AT NET ASSET VALUE)       129,248
                   ------------------------------------------------------------------   -----------
*REPURCHASE AGREEMENT--10.0%
-------------------------------------------------------------------------------------
$5,255,065         Eastbridge Capital, Inc., 5.80%, dated 8/31/1995, due 9/1/1995
                   (AT AMORTIZED COST)                                                    5,255,065
                   ------------------------------------------------------------------   -----------
                   TOTAL INVESTMENTS (IDENTIFIED COST $46,196,587)(a)                   $51,138,488
                   ------------------------------------------------------------------   -----------


* The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(a) The cost of investments for federal tax purposes amounts to $46,196,587. The unrealized appreciation of investments on a federal tax basis amounts to $4,941,901, which is comprised of $7,073,507 appreciation and $2,131,606 depreciation at August 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($52,579,129) at August 31, 1995.

(See Notes which are an integral part of the Financial Statements)


DG OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified cost and tax cost
  $46,196,587)                                                                      $51,138,488
--------------------------------------------------------------------------------
Income receivable                                                                        17,700
--------------------------------------------------------------------------------
Receivable for investments sold                                                       1,772,018
--------------------------------------------------------------------------------
Receivable for shares sold                                                               34,031
--------------------------------------------------------------------------------
Deferred expenses                                                                         2,034
--------------------------------------------------------------------------------    -----------
     Total assets                                                                    52,964,271
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                       $365,250
---------------------------------------------------------------------
Accrued expenses                                                          19,892
---------------------------------------------------------------------   --------
     Total liabilities                                                                  385,142
--------------------------------------------------------------------------------    -----------
NET ASSETS for 3,789,995 shares outstanding                                         $52,579,129
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $41,727,900
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            4,941,901
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                                          5,891,110
--------------------------------------------------------------------------------
Undistributed net investment income                                                      18,218
--------------------------------------------------------------------------------    -----------
     Total Net Assets                                                               $52,579,129
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
--------------------------------------------------------------------------------
Net Asset Value Per Share ($52,579,129 / 3,789,995 shares outstanding)                   $13.87
--------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/96.50 of $13.87)*                                          $14.37
--------------------------------------------------------------------------------    -----------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


DG OPPORTUNITY FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------
Dividends                                                                           $    88,674
--------------------------------------------------------------------------------
Interest                                                                                165,472
--------------------------------------------------------------------------------    -----------
     Total income                                                                       254,146
--------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------
Investment advisory fee                                                 $209,240
---------------------------------------------------------------------
Administrative personnel and services fee                                 50,272
---------------------------------------------------------------------
Custodian fees                                                            11,524
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                  10,939
---------------------------------------------------------------------
Directors'/Trustees' fees                                                    324
---------------------------------------------------------------------
Auditing fees                                                              5,027
---------------------------------------------------------------------
Legal fees                                                                 1,257
---------------------------------------------------------------------
Portfolio accounting fees                                                 25,247
---------------------------------------------------------------------
Share registration costs                                                  10,057
---------------------------------------------------------------------
Printing and postage                                                       6,788
---------------------------------------------------------------------
Insurance premiums                                                         2,661
---------------------------------------------------------------------
Miscellaneous                                                              1,803
---------------------------------------------------------------------   --------
     Total expenses                                                      335,139
---------------------------------------------------------------------
Deduct--Waiver of investment advisory fee                                 99,113
---------------------------------------------------------------------   --------
     Net expenses                                                                       236,026
--------------------------------------------------------------------------------    -----------
          Net investment income                                                          18,120
--------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------
Net realized gain on investments                                                      5,918,569
--------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                  4,206,826
--------------------------------------------------------------------------------    -----------
     Net realized and unrealized gain on investments                                 10,125,395
--------------------------------------------------------------------------------    -----------
          Change in net assets resulting from operations                            $10,143,515
--------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)



DG OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     SIX MONTHS ENDED
                                                      AUGUST 31, 1995         PERIOD ENDED
                                                        (UNAUDITED)        FEBRUARY 28, 1994*
                                                     -----------------     -------------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------
OPERATIONS--
--------------------------------------------------
Net investment income                                   $    18,120            $     7,921
--------------------------------------------------
Net realized gain on investments ($5,918,569 and
$529,084, respectively, as computed for federal
  tax purposes)                                           5,918,569                501,584
--------------------------------------------------
Net change in unrealized appreciation of
  investments                                             4,206,826                735,075
                                                                               -----------
--------------------------------------------------   ---------------
     Change in net assets resulting from
       operations                                        10,143,515              1,244,580
                                                                               -----------
--------------------------------------------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------
Distributions from net investment income                          0                 (7,823)
--------------------------------------------------
Distributions from net realized gains                      (481,284)               (47,759)
                                                                               -----------
--------------------------------------------------   ---------------
     Change in net assets resulting from
     distributions to shareholders                         (481,284)               (55,582)
                                                                               -----------
--------------------------------------------------   ---------------
SHARE TRANSACTIONS--
--------------------------------------------------
Proceeds from sale of shares                              8,279,760             38,226,967
--------------------------------------------------
Net asset value of shares issued to shareholders
  in payment of distributions declared                      362,886                 37,506
--------------------------------------------------
Cost of shares redeemed                                  (2,389,301)            (2,789,918)
                                                                               -----------
--------------------------------------------------   ---------------
     Change in net assets resulting from share
     transactions                                         6,253,345             35,474,555
                                                                               -----------
--------------------------------------------------   ---------------
          Change in net assets                           15,915,576             36,663,553
--------------------------------------------------
NET ASSETS:
--------------------------------------------------
Beginning of period                                      36,663,553                      0
                                                                               -----------
--------------------------------------------------   ---------------
End of period (including undistributed net
investment income of $18,218 and $98,
  respectively)                                         $52,579,129            $36,663,553
                                                                               -----------
--------------------------------------------------   ---------------


* For the period from July 21, 1994 (date of initial public investment) to February 28, 1995.

(See Notes which are an integral part of the Financial Statements)


DG OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                SIX MONTHS
                                                                  ENDED
                                                             AUGUST 31, 1995        PERIOD ENDED
                                                               (UNAUDITED)       FEBRUARY 28, 1995*
                                                             ----------------    -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $11.15               $ 10.00
----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------
  Net investment income                                               --                  0.02
----------------------------------------------------------
  Net realized and unrealized gain (loss) on investments            2.85                  1.17
----------------------------------------------------------   -----------          ------------
Total from investment operations                                    2.85                  1.19
----------------------------------------------------------   -----------          ------------
LESS DISTRIBUTIONS
----------------------------------------------------------
  Distributions from net investment income                            --                 (0.02)
----------------------------------------------------------
  Distributions from net realized gain on investment
  transactions                                                     (0.13)                (0.02)
----------------------------------------------------------   -----------          ------------
Total distributions                                                (0.13)                (0.04)
----------------------------------------------------------   -----------          ------------
NET ASSET VALUE, END OF PERIOD                                    $13.87               $ 11.15
----------------------------------------------------------   -----------          ------------
TOTAL RETURN (a)                                                   25.71%                11.84%
----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------
  Expenses                                                          1.07%(b)              0.79%(b)
----------------------------------------------------------
  Net investment income                                             0.08%(b)              0.06%(b)
----------------------------------------------------------
  Expense waiver/reimbursement (c)                                  0.45%(b)              1.34%(b)
----------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------
  Net assets, end of period (000 omitted)                        $52,579               $36,664
----------------------------------------------------------
  Portfolio turnover                                                 101%                   45%
----------------------------------------------------------


* Reflects operations for the period from August 1, 1994 (date of initial public investment) to February 28, 1995.

(a) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(b) Computed on an annualized basis.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


DG OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

DG Investor Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six diversified portfolios. The financial statements included herein are only those of DG Opportunity Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").
     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


DG OPPORTUNITY FUND
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                        SIX MONTHS
                                                           ENDED              PERIOD ENDED
                                                      AUGUST 31, 1995      FEBRUARY 28, 1995*
--------------------------------------------------   -----------------     -------------------
Shares sold                                                670,639               3,539,667
--------------------------------------------------
Shares issued to shareholders in payment of
dividends declared                                          28,641                   3,640
--------------------------------------------------
Shares redeemed                                           (197,227)               (255,365)
                                                                                ----------
--------------------------------------------------   -------------
  Net change resulting from share transactions             502,053               3,287,942
                                                                                ----------
--------------------------------------------------   -------------


* For the period from July 21, 1994 (start of business) to February 28, 1995.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Deposit Guaranty National Bank, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .95 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and the Trust Division of Commercial National Bank, Commercial National Bank receives an annual fee from the Adviser equal to .25 of 1% of the Fund's average daily net assets. In addition, Trust Division of Commercial National Bank may voluntarily choose to reduce its compensation.


DG OPPORTUNITY FUND
--------------------------------------------------------------------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.
PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses ($30,000) were initially borne by FAS.

The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following July 25, 1994 (the date the Fund became effective). For the period ended August 31, 1995, the Fund paid $1,500 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1995, were as follows:

------------------------------------------------------------------------------
PURCHASES                                                                         $39,054,485
------------------------------------------------------------------------------    -----------
SALES                                                                             $39,172,449
------------------------------------------------------------------------------    -----------

TRUSTEES                               OFFICERS
-----------------------------------------------------------------------------
John F. Donahue                        John F. Donahue
Thomas G. Bigley                       Chairman
John T. Conroy, Jr.                    Edward C. Gonzales
William J. Copeland                    President and Treasurer
James E. Dowd                          J. Christopher Donahue
Lawrence D. Ellis, M.D.                Executive Vice President
Edward L. Flaherty, Jr.                Richard B. Fisher
Edward C. Gonzales                     Vice President
Peter E. Madden                        John W. McGonigle
Gregor F. Meyer                        Executive Vice President and Secretary
John E. Murray, Jr.                    Charles L. Davis, Jr.
Wesley W. Posvar                       Vice President and Assistant Treasurer
Marjorie P. Smuts                      C. Grant Anderson
                                       Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



FEDERATED SECURITIES CORP.
---------------------------------------------
Distributor

FEDERATED INVESTORS TOWER

PITTSBURGH, PA 15222-3779
Cusip 23321N103
2091605 (10/95)

                                             DG
                                             U.S. GOVERNMENT
                                             MONEY MARKET FUND

                                             -----------------------------------
                                             SEMI-ANNUAL REPORT

                                             A Diversified Portfolio of
                                             DG Investor Series,
                                             an Open-End Management
                                             Investment Company

                                                  [LOGO]Deposit Guaranty
                                                  National Bank
                                                  Jackson, MS
                                                  Investment Adviser
                                             AUGUST 31, 1995
                                             -----------------------------------

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for DG U.S. Government Money Market Fund. This report covers activity in the fund over the six-month period ended August 31, 1995.

As a shareholder in DG U.S. Government Money Market Fund, you are putting your cash to work every day in a diversified portfolio of high-quality U.S. government money market securities.* Dividends paid to shareholders during the six-month period ended August 31, 1995, totaled $0.03 per share. At the end of the reporting period, net assets had grown to more than $230 million.

Thank you for participating in DG U.S. Government Money Market Fund. We will continue to keep you up-to-date on your investment and provide your account with the highest level of personal service.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President
October 15, 1995

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the Fund is neither insured nor guaranteed by the U.S. government.


DG U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------         ----------------------------------------------------------------   ------------
U.S. TREASURY OBLIGATIONS--53.8%
------------------------------------------------------------------------------------
                    U.S. TREASURY BILLS--29.4%
                    ----------------------------------------------------------------
$ 4,000,000         9/7/1995                                                           $  3,996,090
                    ----------------------------------------------------------------
  5,000,000         9/28/1995                                                             4,979,544
                    ----------------------------------------------------------------
  4,000,000         10/19/1995                                                            3,967,040
                    ----------------------------------------------------------------
  4,700,000         10/19/1995                                                            4,665,659
                    ----------------------------------------------------------------
  5,000,000         10/26/1995                                                            4,960,125
                    ----------------------------------------------------------------
  5,000,000         11/2/1995                                                             4,954,576
                    ----------------------------------------------------------------
  5,000,000         11/9/1995                                                             4,949,208
                    ----------------------------------------------------------------
  4,000,000         11/16/1995                                                            3,947,222
                    ----------------------------------------------------------------
  5,000,000         12/7/1995                                                             4,926,880
                    ----------------------------------------------------------------
  6,000,000         1/4/1996                                                              5,886,563
                    ----------------------------------------------------------------
  5,000,000         1/18/1996                                                             4,895,364
                    ----------------------------------------------------------------
  6,000,000         4/4/1996                                                              5,807,040
                    ----------------------------------------------------------------
  5,000,000         5/2/1996                                                              4,812,933
                    ----------------------------------------------------------------
  5,000,000         5/30/1996                                                             4,796,000
                    ----------------------------------------------------------------   ------------
                    Total                                                                67,544,244
                    ----------------------------------------------------------------   ------------
                    U.S. TREASURY NOTES--24.4%
                    ----------------------------------------------------------------
  5,000,000         8.625%, 10/15/1995                                                    5,015,613
                    ----------------------------------------------------------------
  4,000,000         4.250%, 11/30/1995                                                    3,980,804
                    ----------------------------------------------------------------
  5,000,000         4.000%, 1/31/1996                                                     4,966,071
                    ----------------------------------------------------------------
  3,000,000         4.625%, 2/15/1996                                                     2,971,690
                    ----------------------------------------------------------------
  4,000,000         7.875%, 2/15/1996                                                     4,017,631
                    ----------------------------------------------------------------
  5,000,000         4.625%, 2/29/1996                                                     4,974,799
                    ----------------------------------------------------------------
  5,000,000         9.375%, 4/15/1996                                                     5,108,478
                    ----------------------------------------------------------------



DG U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------         ----------------------------------------------------------------   ------------
U.S. TREASURY OBLIGATIONS--CONTINUED
------------------------------------------------------------------------------------
                    U.S. TREASURY NOTES--CONTINUED
                    ----------------------------------------------------------------
$ 5,000,000         7.625%, 4/30/1996                                                  $  5,048,506
                    ----------------------------------------------------------------
  4,000,000         5.500%, 4/30/1996                                                     3,993,927
                    ----------------------------------------------------------------
  5,000,000         4.250%, 5/15/1996                                                     4,950,116
                    ----------------------------------------------------------------
  5,000,000         5.875%, 5/31/1996                                                     4,997,891
                    ----------------------------------------------------------------
  6,000,000         7.875%, 7/15/1996                                                     6,114,632
                    ----------------------------------------------------------------   ------------
                    Total                                                                56,140,158
                    ----------------------------------------------------------------   ------------
                    TOTAL U.S. TREASURY OBLIGATIONS                                     123,684,402
                    ----------------------------------------------------------------   ------------
*REPURCHASE AGREEMENTS--46.3%
------------------------------------------------------------------------------------
 50,000,000         Eastbridge Capital, Inc., 5.85%, dated 8/31/1995, due 9/1/1995       50,000,000
                    ----------------------------------------------------------------
 50,000,000         First Union Corp., 5.85%, dated 8/31/1995, due 9/1/1995              50,000,000
                    ----------------------------------------------------------------
  6,527,967         Sanwa-BGK Securities Co., 5.75%, dated 8/31/1995, due 9/1/1995        6,527,967
                    ----------------------------------------------------------------   ------------
                    TOTAL REPURCHASE AGREEMENTS                                         106,527,967
                    ----------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS, AT AMORTIZED COST                               $230,212,369+
                    ----------------------------------------------------------------   ------------


* The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

+ Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($230,047,222) at August 31, 1995.

(See Notes which are an integral part of the Financial Statements)


DG U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Investments in repurchase agreements                                $106,527,967
-----------------------------------------------------------------
Investments in securities                                            123,684,402
-----------------------------------------------------------------   ------------
     Total investments, at amortized cost and value                                 $230,212,369
--------------------------------------------------------------------------------
Income receivable                                                                        843,089
--------------------------------------------------------------------------------
Receivable for shares sold                                                                 4,888
--------------------------------------------------------------------------------
Deferred expenses                                                                         25,370
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    231,085,716
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for shares redeemed                                                1,712
-----------------------------------------------------------------
Income distribution payable                                            1,010,105
-----------------------------------------------------------------
Accrued expenses                                                          26,677
-----------------------------------------------------------------   ------------
     Total liabilities                                                                 1,038,494
--------------------------------------------------------------------------------    ------------
NET ASSETS for 230,047,222 shares outstanding                                       $230,047,222
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per
  Share:
--------------------------------------------------------------------------------
$230,047,222/230,047,222 shares outstanding                                                $1.00
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


DG U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $5,890,467
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                  $486,563
----------------------------------------------------------------------
Administrative personnel and services fee                                 116,999
----------------------------------------------------------------------
Custodian fees                                                             11,940
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   16,047
----------------------------------------------------------------------
Directors'/Trustees' fees                                                     913
----------------------------------------------------------------------
Auditing fees                                                               6,033
----------------------------------------------------------------------
Legal fees                                                                  1,106
----------------------------------------------------------------------
Portfolio accounting fees                                                  19,245
----------------------------------------------------------------------
Share registration costs                                                   10,827
----------------------------------------------------------------------
Printing and postage                                                        5,078
----------------------------------------------------------------------
Insurance premiums                                                          2,788
----------------------------------------------------------------------
Miscellaneous                                                               3,176
----------------------------------------------------------------------   --------
     Total expenses                                                       680,715
----------------------------------------------------------------------
Deduct--Waiver of investment advisory fee                                 194,625
----------------------------------------------------------------------   --------
     Net expenses                                                                       486,090
---------------------------------------------------------------------------------    ----------
          Net investment income                                                      $5,404,377
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


DG U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED
                                                      AUGUST 31, 1995          YEAR ENDED
                                                        (UNAUDITED)         FEBRUARY 28, 1995
                                                      ----------------     -------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------
OPERATIONS--
---------------------------------------------------
Net investment income                                  $    5,404,377         $   6,636,382
---------------------------------------------------   ----------------     ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------
Distributions from net investment income                   (5,404,377)           (6,636,382)
---------------------------------------------------   ----------------     ------------------
SHARE TRANSACTIONS--
---------------------------------------------------
Proceeds from sale of shares                              245,158,747           394,768,127
---------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                              52,527                51,622
---------------------------------------------------
Cost of shares redeemed                                  (177,678,758)         (421,619,818)
---------------------------------------------------   ----------------     ------------------
     Change in net assets resulting from share
     transactions                                          67,532,516           (26,800,069)
---------------------------------------------------   ----------------     ------------------
          Change in net assets                             67,532,516           (26,800,069)
---------------------------------------------------
NET ASSETS:
---------------------------------------------------
Beginning of period                                       162,514,706           189,314,775
---------------------------------------------------   ----------------     ------------------
End of period                                          $  230,047,222         $ 162,514,706
---------------------------------------------------   ----------------     ------------------


(See Notes which are an integral part of the Financial Statements)


DG U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS
                                                   ENDED
                                                AUGUST 31,           YEAR ENDED FEBRUARY 28,
                                                   1995          -------------------------------
                                                (UNAUDITED)       1995        1994       1993(a)
                                                -----------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD              $  1.00        $ 1.00      $ 1.00       $ 1.00
---------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------
  Net investment income                              0.03          0.04        0.03         0.02
---------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------
  Distributions from net investment income          (0.03)        (0.04)      (0.03)       (0.02)
---------------------------------------------    --------        ------      ------      -------
NET ASSET VALUE, END OF PERIOD                    $  1.00        $ 1.00      $ 1.00       $ 1.00
---------------------------------------------    --------        ------      ------      -------
TOTAL RETURN (b)                                     2.83%         4.06%       2.74%        1.97%
---------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------
  Expenses                                           0.50%*        0.53%       0.54%        0.41%*
---------------------------------------------
  Net investment income                              5.54%*        3.96%       2.70%        2.88%*
---------------------------------------------
  Expense waiver/reimbursement (c)                   0.20%*        0.20%       0.20%        0.38%*
---------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------
  Net assets, end of period (000 omitted)        $230,047        $162,515    $189,315    $189,024
---------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from July 1, 1992 (date of initial public investment) to February 28, 1993. For the period from March 31, 1992 (start of business) to June 30, 1992, all income was distributed to the administrator.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


DG U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

DG Investor Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six diversified portfolios. The financial statements included herein are only those of DG U.S. Government Money Market Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


DG U.S GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At August 31, 1995, capital paid-in aggregated $230,047,222.

Transactions in shares were as follows:

                                                         SIX MONTHS
                                                           ENDED                 YEAR ENDED
                                                      AUGUST 31, 1995        FEBRUARY 28, 1995
---------------------------------------------------   ----------------       ------------------
Shares sold                                               245,158,747             394,768,127
---------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                         52,527                  51,622
---------------------------------------------------
Shares redeemed                                          (177,678,758)           (421,619,818)
---------------------------------------------------    --------------         ---------------
  Net change resulting from share transactions             67,532,516             (26,800,069)
---------------------------------------------------    --------------         ---------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Deposit Guaranty National Bank, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.


DG U.S GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses ($40,903) were initially borne by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following May 5, 1992 (the date the Fund became effective). For the period ended August 31, 1995, the Fund paid $3,246 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES                               OFFICERS
-----------------------------------------------------------------------------
John F. Donahue                        John F. Donahue
Thomas G. Bigley                       Chairman
John T. Conroy, Jr.                    Edward C. Gonzales
William J. Copeland                    President and Treasurer
James E. Dowd                          J. Christopher Donahue
Lawrence D. Ellis, M.D.                Executive Vice President
Edward L. Flaherty, Jr.                Richard B. Fisher
Edward C. Gonzales                     Vice President
Peter E. Madden                        John W. McGonigle
Gregor F. Meyer                        Executive Vice President and Secretary
John E. Murray, Jr.                    Charles L. Davis, Jr.
Wesley W. Posvar                       Vice President and Assistant Treasurer
Marjorie P. Smuts                      C. Grant Anderson
                                       Assistant Secretary
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal
Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning